As filed with the Securities and Exchange Commission on March 1, 2004
        1940 Act Registration No. 811-09078, 1933 Act File No. 033-95102

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
   Pre-Effective Amendment No.                                         /__/
   Post-Effective Amendment No.                                        /14/
         and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/
   Amendment No.                                                       /15/

                        (Check appropriate box or boxes)

                           The Penn Street Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                     83 General Warren Boulevard, Suite 200
                           Malvern, Pennsylvania 19355
                    (Address of Principal Executive Offices)

                                      19482
                                   (Zip Code)

                                 (610) 935-4511
              (Registrant's Telephone Number, Including Area Code)

                           The Penn Street Fund, Inc.
                       Mr. Philip T. Masterson, Secretary
                     83 General Warren Boulevard, Suite 200
                           Malvern, Pennsylvania 19355

It is proposed that this filing will become effective
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on ___________________pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on March 25, 2004  pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on _________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

                           THE PENN STREET FUND, INC.
                              Prospectus Supplement
                                  March 1, 2004

         The Penn Street Fund, Inc. currently offers Class C shares only with respect to the Sector Rotational Portfolio.

                                                                      Prospectus

                                                             Dated March 1, 2004

McGlinn Balanced Portfolio
Baldwin Large Cap Growth Portfolio
Penn Street Advisors Sector Rotational Portfolio
Berkshire Advisors Select Equity Portfolio
Cumberland Taxable Income Portfolio

         Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Penn Street Fund, Inc.
83 General Warren Boulevard, Suite 200
Malvern, Pennsylvania 19355

                                Table of Contents

ABOUT THE PORTFOLIOS

     McGlinn Balanced Portfolio

     Baldwin Large-Cap Growth Portfolio

     Penn Street Advisors Sector Rotational Portfolio

     Berkshire Advisors Select Equity Portfolio

     Cumberland Taxable Income Portfolio

WHO MANAGES THE PORTFOLIOS

HOW TO BUY AND SELL SHARES

SHAREHOLDER ACCOUNT RULES AND POLICIES

DIVIDENDS AND DISTRIBUTIONS

TAX CONSIDERATIONS

GENERAL INFORMATION

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


                           McGLINN BALANCED PORTFOLIO

Investment Objective- Long-term capital growth and moderate income return.

Principal Investment Strategies

     Under normal operating environments, this Portfolio:

         o allocates approximately 60% of the Portfolio's assets to investments in U.S. domestic company common stock and approximately 40% of the Portfolio's assets to investments U.S. domestic company debt securities (this allocation may change from time to time at the discretion of the sub-adviser);

         o invests at least 25% of the Portfolio's assets in fixed income securities;

         o invests at least 25% of the Portfolio's assets in equity securities;

         o        invests  in  U.S.   common  stock  of  companies  with  market
                  capitalizations in excess of $5 billion;

         o invests in debt securities with an average rated maturity between 5 and 7 years;

         o invests in debt securities with credit ratings in the top four grades according to a nationally

         o recognized statistical rating organization such as Moody's Investors Services, Inc. or Standard & Poor's Ratings Group at the time of purchase; and

         o        Utilizes a "Value" approach to investing in equity securities.

         The Portfolio's investment philosophy is conservative and risk averse, built around the concept of capital preservation. The Portfolio's sub-advisor utilizes a top down approach based on fundamental analysis to provide a framework for its asset allocation and security selection decisions. This top down approach encompasses an overall analysis of the economy, the markets and the individual market sectors in an attempt to decide which sectors of the market will provide the best investment opportunity. Individual equities are then selected from within those sectors for inclusion in the Portfolio.

         The sub-advisor will make asset allocation decisions by attempting to balance the potential for capital appreciation within the equity market with the ability to earn income in the more stable and less volatile fixed income market. In determining the appropriate balance, the sub-advisor will assess the changing nature of the business cycle, the risk/opportunity inherent in the current valuation of the fixed income and equity markets and the changing political environment as it might impact one market versus the other.

         The equity portion of the Portfolio will generally be invested in the stocks of U.S. companies that the sub-advisor believes are undervalued and offer above average potential for capital appreciation. In general, undervalued equities will exhibit valuation parameters such as price/earnings, price/sales and price/book value ratios below normal for the particular security, as well as a long-term record of earnings, dividends and reasonable profitability. From time to time, the Portfolio will invest in securities that do not pay dividends.

         The fixed income portion of the Portfolio will normally be invested in U.S. Government securities and domestic corporate bonds. While the Portfolio is authorized to invest in short, intermediate, or long-term fixed income securities, the Portfolio primarily invests in intermediate-term issues, and the average weighted maturity of the Portfolio's fixed income investments is typically in the range of 5 to 7 years.

         The Portfolio generally invests in corporate bonds that have bond ratings in the top four grades according to a nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Ratings Group at the time of purchase. The securities in the fixed income portion of the Portfolio normally will have an average rating of "A," which is the third highest rating by Moody's or S&P. The Portfolio may, however, invest a portion (not to exceed 20% of the fixed-income portion of the Portfolio) of its assets in bonds rated below investment grade, which are known as high yield securities (commonly called "junk bonds").

         The Portfolio will also hold a portion of its assets in high quality money market instruments in order to satisfy redemption requests, or during times when excess cash is generated or when cash is held pending the purchase of suitable investments. Money market instruments include short-term obligations of the U.S. government, its agencies or instrumentalities, bank obligations, commercial paper, repurchase agreements or money market mutual funds. The Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors, You will be notified in writing at least 60 days in advance of any such change.


         Under unusual or adverse economic conditions, the Portfolio may invest up to 100% of its assets in cash or short-term money market instruments for temporary defensive purposes. When the Portfolio adopts a temporary defensive investment position in the market, cash and short-term money market instruments may constitute up to 100% of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash and short-term money market instruments, the Portfolio will not be investing according to its investment objective and the Portfolio's performance may be negatively affected as a result.


Principal Investment Risks

     As is the case with most investments, you can lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. Poor security selection by the Sub-Advisor also may cause the Portfolio to under perform other funds with similar investment objectives. In addition to these general risks, the Portfolio is subject to the following specific risks:

Asset Allocation Risk

     The Portfolio's performance largely depends on the skill of the Sub-Advisor in making asset allocation judgments, either among equity and fixed income securities, among various market sectors, or both, and in evaluating, selecting and monitoring the Portfolio's assets. If the Sub-Advisor's conclusions about economic conditions or individual securities are incorrect, the Portfolio may not perform as anticipated.

Common Stock Investing Risk

     The risks associated with investing in common stocks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Portfolio's investments may decrease more than the stock markets in general.

Credit Risk and Interest Rate Risk

     Because the Portfolio invests in bonds, it is subject to credit risk and interest rate risk.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities issued by private issuers have greater credit risks. If the issuer fails to pay interest, the Portfolio's income may become reduced.

         If the issuer fails to repay principal, the value of that security and the Portfolio's shares may be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

INTEREST RATE RISK. Debt securities are subject to changes in value when prevail in interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rates may have different effects on the values of mortgage-related securities because of pre-payment risks, discussed below.

         At times, the Portfolio may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio's investments is longer, its share prices may fluctuate more when interest rates change.

         The Portfolio's share price can go up or down when interest rates change, because of the effect of the change on the value of its investments. Also, if interest rates fall, the Portfolio's investments in new securities at lower yields will reduce the funds income.

"Value" Investing Risk

     This Portfolio invests in companies that appear to be value-oriented companies. If a Portfolio's perceptions of a company's inherent value are incorrect, the securities purchased may not perform as expected, reducing the Portfolio's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

Past Performance History

         The following bar chart and table show one measure of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year for full calendar years since the Portfolio's inception and by showing how the average annual total returns of the Portfolio's shares, both before and after taxes, compare to those of a broad based market index.

         You should be aware that the Portfolio's past performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.

Annual Calendar Year Returns (Class A Shares) for Periods Ending December 31st*

                        2000 Return     4.73%

                        2001 Return    -1.01%

                        2002 Return    -9.77%

                        2003 Return    18.60%

================================================================================
Best Quarter 2nd Quarter 2003, 11.68%      Worst Quarter 3rd Quarter 2002, 8.46%
================================================================================

*The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by Citco-Quaker Fund Advisors, Inc. ("CQFA"), the investment adviser to the portfolios of The Penn Street Fund, Inc. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. The Portfolio commenced operations on November 10, 1995. Prior to April 30, 1999, the Portfolio operated under a different investment objective and with different investment strategies. Therefore, the Portfolio's performance since inception date is from April 30, 1999

Average Annual Total Returns (Class A Shares)
For Periods Ending On December 31, 20031
------------------------------------------------------ ----------------- ----------------
Portfolio Returns                                      One Year/2/       Inception/3/
------------------------------------------------------ ----------------- ----------------
Before-Tax Return                                           12.08%            0.97%
------------------------------------------------------ ----------------- ----------------

After-Tax Return on Distributions                           11.81%            0.32%
------------------------------------------------------ ----------------- ----------------
After-Tax Return on Distributions
and Sale of Portfolio Shares                                7.54%             0.42%
------------------------------------------------------ ----------------- ----------------
S&P 500(R) Index4
(reflects no deduction for fees, expenses or taxes)         28.69%           (2.43)%
------------------------------------------------------ ----------------- ----------------
Lehman Brothers Aggregate Bond Index5
(reflects no deduction for fees, expenses or taxes)         4.10%             7.14%
------------------------------------------------------ ----------------- ----------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Portfolio shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. The Portfolio's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge. Class C performance is not shown because Class C shares have not had one full calendar year of performance.

(2) The 1 year return after taxes on distribution and sale of Portfolio shares may from time to time be higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Portfolio shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

(3) The Portfolio commenced operations on November 10, 1995. Prior to April 30, 1999, the Portfolio operated under a different investment objective and with different investment strategies. Therefore, the Portfolio's performance since inception date is from April 30, 1999.

(4) The S&P 500(R) Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The index assumes reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring the relative performance of a basket containing a broad range of fixed incomes securities. The index assumes reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

Fees and Expenses

         The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Portfolio's expenses during its fiscal year ended October 31, 2003.

Shareholder Fees:
(fees paid directly from your investment)                      Class A          Class C
----------------------------------------------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases                5.50%/1/          None
----------------------------------------------------------- ---------------- ----------------

Maximum Deferred Sales Charge (Load)                             None            1.00%/2/
----------------------------------------------------------- ---------------- ----------------

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                                None             None
----------------------------------------------------------- ---------------- ----------------

Redemption Fees3                                                 None             None
----------------------------------------------------------- ---------------- ----------------

Exchange Fees                                                    None             None
----------------------------------------------------------- ---------------- ----------------

Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)             Class A          Class C
----------------------------------------------------------- --------------- -----------------
Management Fees/4/                                              1.00%            1.00%
----------------------------------------------------------- --------------- -----------------

Distribution & Servicing (12b-1) Fees/5/                        0.25%            1.00%
----------------------------------------------------------- --------------- -----------------

Other Expenses/6/                                               1.37%            1.37%
----------------------------------------------------------- --------------- -----------------

Total Annual Fund Operating Expenses/7/                         2.62%            3.37%
=========================================================== =============== =================


(1) Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to reduced sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section below for a complete description of sales charges. If you were an existing shareholder of the Portfolio on or before February 27, 2004, you may continue to purchase (including via exchanges) Class A shares of the Portfolio without the imposition of a sales charge. See "Variable Pricing System" below for more details.

(2) Class C Shares are being offered for the first time via this prospectus. Class C shares are subject to a CDSC of 1.00% for 13 months after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

(3) The Custodian may charge a fee (currently $10) for redemption proceeds paid via wire. (4) Management fees include a fee equal to an annual rate of 1.00% of the Portfolio's average daily net assets paid to Citco-Quaker Fund Advisors, Inc. ("CQFA"), the Portfolio's investment adviser. Of that fee, CQFA pays a fee equal to an annual rate of 0.60% to the Portfolio's sub-advisor, McGlinn Capital Management.

(5) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio share class. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(6) Other Expenses may vary in future years. Other Expenses include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by Class A Shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

(7) Total Annual Operating Expenses for Class A and Class C Shares reflect gross expenses of the Portfolio's Class A and Class C Shares before any fee waivers and/or expense reimbursements. Management of the Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 1.75% for Class A shares and 2.50% for Class C shares. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Portfolio's Net Total Annual Operating Expenses, for the year ended October 31, 2003, were 1.75% for Class A Shares. Total Annual Operating Expenses for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

Expense Example

         The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows.

         If you redeemed your shares at the end of the period, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $801                 $1,320                $1,864                $3,341
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $440                 $1,036                $1,755                $3,658
---------------------- -------------------- --------------------- --------------------- ---------------------

If you did not redeem your shares, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $801                 $1,320                $1,864                $3,341
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $340                 $1,036                $1,755                $3,658
---------------------- -------------------- --------------------- --------------------- ---------------------

                       BALDWIN LARGE CAP GROWTH PORTFOLIO

Investment Objective - Long-term capital growth.

Principal Investment Strategies

     Under normal operating environments, this Portfolio:

         o invests at least 80% of its assets in the common stocks of U.S. and foreign companies with market capitalizations in excess of $10 billion;

         o maintains an investment mix of 95% common stocks and 5% money market securities;

         o invests in foreign securities only in the form of American Depository Receipts ("ADRs");

         o invests in foreign companies that are domiciled only in developed and not "emerging" countries; and

         o invests in securities of companies that the sub-advisor believes to have above-average growth potential.

         The Portfolio's sub-advisor uses a rigorous asset selection methodology that emphasizes the selection of securities to position the Portfolio to participate in advancing markets while avoiding significant loss of capital in declining markets. The sub-advisor utilizes a top down approach based on quantitative, fundamental and technical analyses to provide a framework for its security selection decisions. The Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors, You will be notified in writing at least 60 days in advance of any such change.

         Under unusual or adverse economic conditions, the Portfolio may invest up to 100% of its assets in cash or short-term money market instruments for temporary defensive purposes. When the Portfolio adopts a temporary defensive investment position in the market, cash and short-term money market instruments may constitute up to 100% of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash and short-term money market instruments, the Portfolio will not be investing according to its investment objective and the Portfolio's performance may be negatively affected as a result.


Principal Investment Risks

     As is the case with most investments, you can lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. Poor security selection by the Sub-Advisor also may cause the Portfolio to under perform other funds with similar investment objectives. In addition to these general risks of investing in the Portfolio, the Portfolio is subject to the following specific risks:

Common Stock Investing Risk

     The risks associated with investing in common stocks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Portfolio's investments may decrease more than the stock markets in general.

Foreign Securities Investing Risk

     Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Portfolio shareholders. Foreign securities are often denominated in a currency other than the U.S. Dollar. Accordingly, the Portfolio will be subject to the risks associated with fluctuations in currency values. Although the Portfolio invests in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Portfolio.

"Growth" Investing Risks

     This Portfolio invests in companies that appear to be growth-oriented companies. If the Sub-Advisor's perceptions of a company's growth potential are incorrect, the securities purchased may not perform as expected, reducing the Portfolio's return. Further, "growth" stocks, in general, may lose favor in the market and under perform other types of securities.

Past Performance History

         The following bar chart and table show one measure of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year for full calendar years since the Portfolio's inception and by showing how the average annual total returns of the Portfolio's shares, both before and after taxes, compare to those of a broad based market index.

         You should be aware that the Portfolio's past performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.

Annual Calendar Year Returns (Class A Shares) for Periods Ending December 31st
================================================================================

                      -13.42%             2001 Return

                      -25.43              2002 Return

                 2003 Return              25.58%

================================================================================
Best Quarter    2nd   Quarter '03   12.27%
Worst Quarter   3rd  Quarter '01   (15.48%)%
================================================================================

* The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

Average Annual Total Returns (Class A Shares)
For Periods Ending On December 31, 20031

------------------------------------------------------ ----------------- ----------------
Portfolio Returns                                      One Year/2/       Inception/3/
------------------------------------------------------ ----------------- ----------------
Before-Tax Return                                           18.67%           (7.29)%
------------------------------------------------------ ----------------- ----------------
After-Tax Return on Distributions                           18.67%           (7.45)%
------------------------------------------------------ ----------------- ----------------
After-Tax Return on Distributions
and Sale of Portfolio Shares                                11.47%           (6.20)%
------------------------------------------------------ ----------------- ----------------
S&P 500(R) Index/4/
(reflects no deduction for fees, expenses or taxes)         28.68%           (7.21)%
------------------------------------------------------ ----------------- ----------------


1. The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Portfolio shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. The Portfolio's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge of 5.50%. Class C performance is not shown because Class C shares have not had one full calendar year of performance.

2. The 1 year return after taxes on distribution and sale of Portfolio shares may from time to time be higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Portfolio shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

3.       The Portfolio commenced operations on August 30, 2000.

4. The S&P 500(R) Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

Fees and Expenses

         The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Portfolio's expenses during its fiscal year ended October 31, 2003.

Shareholder Fees:
(fees paid directly from your investment)                      Class A          Class C
----------------------------------------------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases                5.50%/1/          None
----------------------------------------------------------- ---------------- ----------------

Maximum Deferred Sales Charge (Load)                             None            1.00%/2/
----------------------------------------------------------- ---------------- ----------------

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                                None             None
----------------------------------------------------------- ---------------- ----------------

Redemption Fees/3/                                               None             None
----------------------------------------------------------- ---------------- ----------------

Exchange Fees                                                    None             None
----------------------------------------------------------- ---------------- ----------------


Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)             Class A          Class C
----------------------------------------------------------- --------------- -----------------
Management Fees/4/                                              1.00%            1.00%
----------------------------------------------------------- --------------- -----------------

Distribution & Servicing (12b-1) Fees/5/                        0.25%            1.00%
----------------------------------------------------------- --------------- -----------------

Other Expenses/6/                                               1.31%            1.31%
----------------------------------------------------------- --------------- -----------------

Total Annual Fund Operating Expenses/7/                         2.56%            3.31%
=========================================================== =============== =================


(1) Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to reduced sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section below for a complete description of sales charges. If you were an existing shareholder of the Portfolio on or before February 27, 2004, you may continue to purchase (including via exchanges) Class A shares of the Portfolio without the imposition of a sales charge. See "Variable Pricing System" below for more details.

(2) Class C Shares are being offered for the first time via this prospectus. Class C shares are subject to a CDSC of 1.00% for 13 months after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

(3) The Custodian may charge a fee (currently $10) for redemption proceeds paid via wire.

(4) Management fees include a fee equal to an annual rate of 1.00% of the Portfolio's average daily net assets paid to Citco-Quaker Fund Advisors, Inc. ("CQFA"), the Portfolio's investment adviser. Of that fee, CQFA pays a fee equal to an annual rate of 0.60% to the Portfolio's sub-advisor, Baldwin Investment Management

(5) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio share class. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(6) Other Expenses may vary in future years. Other Expenses include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by Class A Shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

(7) Total Annual Operating Expenses for Class A and Class C Shares reflect gross expenses of the Portfolio's Class A and Class C Shares before any fee waivers and/or expense reimbursements. Management of the Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 1.75% for Class A shares and 2.50% for Class C shares. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Portfolio's Net Total Annual Operating Expenses, for the year ended October 31, 2003, were 1.75% for Class A Shares. Total Annual Operating Expenses for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

Expense Example

         The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows.

         If you redeemed your shares at the end of the period, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $795                 $1,303                $1,836                $3,286
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $434                 $1,018                $1,726                $3,604
---------------------- -------------------- --------------------- --------------------- ---------------------

If you did not redeem your shares, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $795                 $1,303                $1,836                $3,286
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $334                 $1,018                $1,726                $3,604
---------------------- -------------------- --------------------- --------------------- ---------------------


                              PENN STREET ADVISORS

                           SECTOR ROTATIONAL PORTFOLIO

Investment Objective - Long term capital appreciation.

Principal Investment Strategies

     Under normal operating environments, this Portfolio normally:

     o keeps at least 80% of the Portfolio's assets fully invested in equity securities of U.S. companies;

     o    focuses on the largest 1000 or so U.S. companies with  capitalizations
          greater  than  $1  billion,   but  may  invest  in  companies  of  any
          capitalization size; and

     o allocates and re-allocates Portfolio assets among various market and industry sectors as the sub-advisor deems necessary to maximize potential return.

         This Portfolio's philosophy is aggressive and assumes a higher risk in an attempt to maximize return. This Portfolio concentrates first on determining the sectors of the market with the greatest growth potential and secondly on the selection of securities in each sector based on capitalization, earnings and dividend growth.

         The Portfolio's sub-advisor will select equities for the Portfolio by analyzing the various groupings of equities or sectors in the marketplace such as the energy, financial, utilities, healthcare or consumer sectors and then select its equities from within specifically identified growth sectors. There is no minimum or maximum number of sectors or equities within a sector that are required to be maintained within the Portfolio. The Portfolio may invest in as few as one sector or as many as ten sectors as required by its investment model.

         The sub-advisor will make its equity selections in different sectors of the market based on the nature of the changing business cycle and market sector momentum and traditional value criteria such as price to earnings, price to books and earnings to price ratios. Individual securities within each identified sector will be selected by an analysis of the traditional financial ratios in each sector of the market selected for emphasis by the portfolio advisor.

         This Portfolio will not be diversified due to its objective of concentrating its investments in specific sectors of the market experiencing the most potential for growth. This will result in the Portfolio shifting its emphasis among a varying number of sectors at any given time. The Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors, You will be notified in writing at least 60 days in advance of any such change.

         Under unusual or adverse economic conditions, the Portfolio may invest up to 100% of its assets in cash or short-term money market instruments for temporary defensive purposes. When the Portfolio adopts a temporary defensive investment position in the market, cash and short-term money market instruments may constitute up to 100% of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash and short-term money market instruments, the Portfolio will not be investing according to its investment objective and the Portfolio's performance may be negatively affected as a result.

--------------------------------------------------------------------------------
Principal Investment Risks

     As is the case with most investments, you can lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. Poor security selection by the Sub-Advisor also may cause the Portfolio to under perform other funds with similar investment objectives. In addition to these general risks of investing in the Portfolio, the Portfolio is subject to the following specific risks:

Asset Allocation Risk

     The Portfolio's performance largely depends on the skill of the Sub-Advisor in making asset allocation judgments, either among equity and fixed income securities, among various market sectors, or both, and in evaluating, selecting and monitoring the Portfolio's assets. If the Sub-Advisor's conclusions about economic conditions or individual securities are incorrect, the Portfolio may not perform as anticipated.

Common Stock Investing Risk

     The risks associated with investing in common stocks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Portfolio's investments may decrease more than the stock markets in general.

Non-Diversification Risk

This Portfolio is "non-diversified," which means that it can invest a greater percentage of its assets in fewer securities than a diversified fund. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if those securities decline in value.

Sector Risk

     Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Portfolio's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolio may invest more heavily will vary from time to time.

Smaller Company Investing Risk

     Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Portfolio wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Portfolio Turnover Risk

         The Portfolio may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. High portfolio turnover rates may lower performance due to increased costs and may also result in the realization of capital gains, resulting in negative tax consequences to shareholders. The Portfolio's Sub-Advisor expects the Portfolio's portfolio turnover rate to exceed 100% for the Portfolio's coming year of operations.

Past Performance History

         The following bar chart and table show one measure of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year for full calendar years since the Portfolio's inception and by showing how the average annual total returns of the Portfolio's shares, both before and after taxes, compare to those of a broad based market index.

         You should be aware that the Portfolio's past performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.

Annual Calendar Year Returns (Class A Shares) for Periods Ending December 31st*

================================================================================
                -8.20%          2001 Return

               -11.23           2002 Return

               2003 Return      37.05%

================================================================================
Best Quarter    2nd  Quarter '03    17.26%
Worst Quarter   3rd  Quarter '02    (11.69)%
================================================================================

* The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

Average Annual Total Returns (Class A Shares)
For Periods Ending On December 31, 20031

------------------------------------------------------ ----------------- ----------------
Portfolio Returns                                      One Year/2/       Inception/3/
------------------------------------------------------ ----------------- ----------------
Before-Tax Return                                           29.51%            2.44%
------------------------------------------------------ ----------------- ----------------
After-Tax Return on Distributions                           29.51%            2.44%
------------------------------------------------------ ----------------- ----------------
After-Tax Return on Distributions
and Sale of Portfolio Shares                                18.12%            2.08%
------------------------------------------------------ ----------------- ----------------
Russell 1000(R) Index/4/
(reflects no deduction for fees, expenses or taxes)         29.89%           (7.17)%
------------------------------------------------------ ----------------- ----------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Portfolio shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. The Portfolio's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge of 5.50%. Class C performance is not shown because Class C shares have not had one full calendar year of performance.

(2) The 1 year return after taxes on distribution and sale of Portfolio shares may from time to time be higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Portfolio shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

(3)  The Portfolio commenced operations on August 30, 2000.

(4) The Russell 1000 Index is a widely recognized, unmanaged index of the 1000 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

Fees and Expenses

            The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Portfolio's expenses during its fiscal year ended October 31, 2003.

Shareholder Fees:
(fees paid directly from your investment)                       Class A          Class C
----------------------------------------------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases                5.50%/1/          None
----------------------------------------------------------- ---------------- ----------------

Maximum Deferred Sales Charge (Load)                             None             1.00%/2/
----------------------------------------------------------- ---------------- ----------------

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                                None             None
----------------------------------------------------------- ---------------- ----------------

Redemption Fees/3/                                               None             None
----------------------------------------------------------- ---------------- ----------------

Exchange Fees                                                    None             None
----------------------------------------------------------- ---------------- ----------------

Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)             Class A          Class C
----------------------------------------------------------- --------------- -----------------
Management Fees/4/                                              1.00%            1.00%
----------------------------------------------------------- --------------- -----------------

Distribution & Servicing (12b-1) Fees/5/                        0.25%            1.00%
----------------------------------------------------------- --------------- -----------------

Other Expenses/6/                                               1.15%            1.15%
----------------------------------------------------------- --------------- -----------------

Total Annual Fund Operating Expenses/7/                         2.40%            3.15%
=========================================================== =============== =================


(1) Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to reduced sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section below for a complete description of sales charges. If you were an existing shareholder of the Portfolio on or before February 27, 2004, you may continue to purchase (including via exchanges) Class A shares of the Portfolio without the imposition of a sales charge. See "Variable Pricing System" below for more details.

(2) Class C Shares are being offered for the first time via this prospectus. Class C shares are subject to a CDSC of 1.00% for 13 months after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

(3) The Custodian may charge a fee (currently $10) for redemption proceeds paid via wire. (4) Management fees include a fee equal to an annual rate of 0.25% of the Portfolio's average daily net assets paid to Citco-Quaker Fund Advisors, Inc. ("CQFA"), the Portfolio's investment adviser, and a fee equal to an annual rate of 0.75% paid by the Portfolio to the Portfolio's sub-advisor, Valley Forge Capital Advisors, Inc. ("VFCA").

(5) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio share class. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(6) Other Expenses may vary in future years. Other Expenses include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by Class A Shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

(7) Total Annual Operating Expenses for Class A and Class C Shares reflect gross expenses of the Portfolio's Class A and Class C Shares before any fee waivers and/or expense reimbursements. Management of the Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 1.75% for Class A shares and 2.50% for Class C shares. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Portfolio's Net Total Annual Operating Expenses, for the year ended October 31, 2003, were 1.75% for Class A Shares. Total Annual Operating Expenses for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

Expense Example

         The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows.

         If you redeemed your shares at the end of the period, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $780                 $1,257                $1,760                $3,136
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $418                  $971                 $1,649                $3,457
---------------------- -------------------- --------------------- --------------------- ---------------------


If you did not redeem your shares, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $780                 $1,257                $1,760                $3,136
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $318                  $971                 $1,649                $3,457
---------------------- -------------------- --------------------- --------------------- ---------------------

                             THE BERKSHIRE ADVISORS
                            SELECT EQUITY PORTFOLIO

Investment Objective- Maximization of the Portfolio's Total Return. Total Return is derived by combining the total changes in the principal value of all the Portfolio's investments with the total dividends and interest paid to the Portfolio.

Principal Investment Strategies

     Under normal investment environments, this Portfolio:

     o invests predominately in the common stocks of large (in excess of $6 billion) market capitalization U.S. domestic companies;

     o    invests at least 80% of the Portfolio's total assets in common stocks;

     o Invests in selected stocks that are included in the Dow 30 Industrial Average Index; and o holds at least 80% of the total value of the common stocks owned by the Portfolio in a core position of between 30 and 60 companies.

     To choose the common stocks in which the Portfolio will invest, the Sub-Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    solid financial condition;

     o    consistent earnings and/or dividend history;

     o    company or industry group is temporarily out of favor;

     o    undervalued or overlooked assets;

     o    favorable insider ownership trends;

     o    not widely owned or followed by institutional investors;

     o experienced or is likely to experience a triggering event that may cause an increase in value.

     Examples of a trigger for a possible increase in value include:

     o    a change in corporate structure;

     o    a change in a company's key management;

     o initiating or increasing an authorized buy-back of a company's own stock;

     o    apparent   corporate   efforts   to   take   advantage   of   business
          opportunities;

     o    increased   following  by   securities   analysts  and   institutional
          investors;

     o    beneficiary of a long term demographic or economic trend;

     o    beneficiary of change in government policy or regulations.

     The Portfolio will generally invest for the long term and will, under most conditions, stay at least 80% invested in common stocks. However, under abnormal market or economic conditions, the Portfolio may adopt a temporary defensive investment position in the market. When the Portfolio assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Portfolio's performance may be negatively affected as a result.

     The Portfolio is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios. The Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors, You will be notified in writing at least 60 days in advance of any such change.

         Under unusual or adverse economic conditions, the Portfolio may invest up to 100% of its assets in cash or short-term money market instruments for temporary defensive purposes. When the Portfolio adopts a temporary defensive investment position in the market, cash and short-term money market instruments may constitute up to 100% of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash and short-term money market instruments, the Portfolio will not be investing according to its investment objective and the Portfolio's performance may be negatively affected as a result.

Principal Investment Risks

     As is the case with most investments, you can lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. Poor security selection by the Sub-Advisor also may cause the Portfolio to under perform other funds with similar investment objectives. In addition to these general risks of investing in the Portfolio, the Portfolio is subject to the following specific risks:

Common Stock Investing Risk

     The risks associated with investing in common stocks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Portfolio's investments may decrease more than the stock markets in general.

Non-Diversification Risk

This Portfolio is "non-diversified," which means that it can invest a greater percentage of its assets in fewer securities than a diversified fund. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if those securities decline in value.

"Value" Investing Risk

     This Portfolio invests in companies that appear to be value-oriented companies. If a Portfolio's perceptions of a company's inherent value are incorrect, the securities purchased may not perform as expected, reducing the Portfolio's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

Past Performance History

         Because this Portfolio has not yet completed a full calendar year of operations, a performance bar chart and table describing the Portfolio's annual performance and comparing that performance to an appropriate index is not yet available.

Fees and Expenses

            The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Portfolio's expenses during its fiscal year ended October 31, 2003.

Shareholder Fees:
(fees paid directly from your investment)                      Class A          Class C
----------------------------------------------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases                5.50%/1/          None
----------------------------------------------------------- ---------------- ----------------

Maximum Deferred Sales Charge (Load)                             None            1.00%/2/
----------------------------------------------------------- ---------------- ----------------

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                                None             None
----------------------------------------------------------- ---------------- ----------------

Redemption Fees/3/                                               None             None
----------------------------------------------------------- ---------------- ----------------

Exchange Fees                                                    None             None
----------------------------------------------------------- ---------------- ----------------

Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)             Class A          Class C
----------------------------------------------------------- --------------- -----------------
Management Fees/4/                                              1.00%            1.00%
----------------------------------------------------------- --------------- -----------------

Distribution & Servicing (12b-1) Fees/5/                        0.25%            1.00%
----------------------------------------------------------- --------------- -----------------

Other Expenses/6/                                               1.47%            1.47%
----------------------------------------------------------- --------------- -----------------

Total Annual Fund Operating Expenses/7/                         2.72%            3.47%
=========================================================== =============== =================


1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to reduced sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section below for a complete description of sales charges. If you were an existing shareholder of the Portfolio on or before February 27, 2004, you may continue to purchase (including via exchanges) Class A shares of the Portfolio without the imposition of a sales charge. See "Variable Pricing System" below for more details.

2. Class C Shares are being offered for the first time via this prospectus. Class C shares are subject to a CDSC of 1.00% for 13 months after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Custodian may charge a fee (currently $10) for redemption proceeds paid via wire.

4. Management fees include a fee equal to an annual rate of 1.00% of the Portfolio's average daily net assets paid to Citco-Quaker Fund Advisors, Inc. ("CQFA"), of which a fee equal to an annual rate of 0.75% is paid by CQFA to the Portfolio's sub-advisor, Berkshire Advisors, Inc..

5. The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio share class. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6. Other Expenses may vary in future years. Other Expenses include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by Class A Shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

7. Total Annual Operating Expenses for Class A and Class C Shares reflect gross expenses of the Portfolio's Class A and Class C Shares before any fee waivers and/or expense reimbursements. Management of the Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 2.00% for Class A shares and 2.75% for Class C shares. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Portfolio's Net Total Annual Operating Expenses, for the year ended October 31, 2003, were 2.00% for Class A Shares. Total Annual Operating Expenses for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

Expense Example

         The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows.

         If you redeemed your shares at the end of the period, your costs would be:

                            One Year            Three Years
---------------------- -------------------- ---------------------
       Class A                $810                 $1,348
---------------------- -------------------- ---------------------
       Class C                $450                 $1,065
---------------------- -------------------- ---------------------

If you did not redeem your shares, your costs would be:

                            One Year            Three Years
---------------------- -------------------- ---------------------
       Class A                $810                 $1,348
---------------------- -------------------- ---------------------
       Class C                $350                 $1,065
---------------------- -------------------- ---------------------

--------------------------------------------------------------------------------

                       CUMBERLAND TAXABLE INCOME PORTFOLIO

Investment Objective- Maximization of current income.

Principal Investment Strategies

         The Portfolio's sub-advisor attempts to minimize credit risk and maximize liquidity by generally confining investments in the Portfolio to US Treasury securities, federal agency securities, and taxable municipal bonds or debt investments rated in the top two categories by a rating agency such as Moody's Investors Service, Inc. or Standard and Poor's. There is no specific maturity range for the sub-advisor's debt selections to allow the sub-advisor to purchase the debt instruments offering the most attractive return in current market conditions. The sub-advisor may choose to invest in equity issues, usually preferred stock, of companies of varied market capitalization if they meet the credit risk and liquidity requirements of the sub-advisor.

         The sub-advisor uses a top-down investment style that employs a general economic overview to determine overall favorable sections of the economy supplemented by additional information from traditional Wall Street and general governmental economic data such as interest rate, unemployment and consumer price information.

         The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may hold up to 100% of its assets in cash or cash equivalent securities. When the Portfolio takes a temporary defensive position, the Portfolio will not be investing in accordance with its primary investment strategies and may not be able to achieve its investment objective

         The Portfolio's investment objective and principal investment strategies are not fundamental policies and may be changed by vote of the Board of Directors, You will be notified in writing at least 60 days in advance of any such change.

         Under unusual or adverse economic conditions, the Portfolio may invest up to 100% of its assets in cash or short-term money market instruments for temporary defensive purposes. When the Portfolio adopts a temporary defensive investment position in the market, cash and short-term money market instruments may constitute up to 100% of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash and short-term money market instruments, the Portfolio will not be investing according to its investment objective and the Portfolio's performance may be negatively affected as a result.

--------------------------------------------------------------------------------
Principal Investment Risks

     As is the case with most investments, you can lose money investing in this Portfolio. When you sell Portfolio shares, they may be worth less than what you paid for them because the value of the Portfolio's investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. Poor security selection by the Sub-Advisor also may cause the Portfolio to under perform other funds with similar investment objectives. In addition to these general risks of investing in the Portfolio, the Portfolio is subject to the following specific risks:

Credit Risk and Interest Rate Risk

     Because the Portfolio invests in bonds, it is subject to credit risk and interest rate risk.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities issued by private issuers have greater credit risks. If the issuer fails to pay interest, the Portfolio's income may become reduced.

         If the issuer fails to repay principal, the value of that security and the Portfolio's shares may be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

INTEREST RATE RISK. Debt securities are subject to changes in value when prevail in interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rates may have different effects on the values of mortgage-related securities because of pre-payment risks, discussed below.

         At times, the Portfolio may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio's investments is longer, its share prices may fluctuate more when interest rates change.

         The Portfolio's share price can go up or down when interest rates change, because of the effect of the change on the value of its investments. Also, if interest rates fall, the Portfolio's investments in new securities at lower yields will reduce the funds income.

PREPAYMENT RISK. Mortgage-related securities are subject to the risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principle to the Portfolio prior to the security's expected maturity. The Portfolio may be required to reinvest the proceeds at a lower interest rate, reducing its income. Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. If the Portfolio buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium.

         If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than the expected and the expected maturity of long-term or medium-term mortgage-related securities could lengthen as a result. That could cause their values, and the prices of the Portfolio's shares, to fall.

Past Performance History

         The following bar chart and table show one measure of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year for full calendar years since the Portfolio's inception and by showing how the average annual total returns of the Portfolio's shares, both before and after taxes, compare to those of a broad based market index.

     You should be aware that the Portfolio's past performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.

Annual Calendar Year Returns (Class A Shares) for Periods Ending December 31st*

================================================================================
                2001 Return             9.13%

                2002 Return            10.40%

                2003 Return             0.95%
================================================================================
Best Quarter    2nd  Quarter '02    5.25%
Worst Quarter   3rd  Quarter '03   (0.64)%
================================================================================

* The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

Average Annual Total Returns (Class A Shares)
For Periods Ending On December 31, 2002/1/

------------------------------------------------------ ----------------- ----------------
Portfolio Returns                                       One Year/2/        Inception/3/
------------------------------------------------------ ----------------- ----------------
Before-Tax Return                                          (3.34)%            6.17%
------------------------------------------------------ ----------------- ----------------

After-Tax Return on Distributions                          (3.66)%            4.48%
------------------------------------------------------ ----------------- ----------------
After-Tax Return on Distributions
and Sale of Portfolio Shares                               (1.88)%            4.30%
------------------------------------------------------ ----------------- ----------------
Lehman Brothers Government/Credit Index/4/
(reflects no deduction for fees, expenses or taxes)         5.62%             8.76%
------------------------------------------------------ ----------------- ----------------
Lehman Brothers Aggregate Bond Index/5/
(reflects no deduction for fees, expenses or taxes)         4.10%             8.31%
------------------------------------------------------ ----------------- ----------------


(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Portfolio shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. The performance shown reflects the effect of a voluntary expense waiver and/or reimbursement that may be terminated at any time by CQFA. Without the effect of this expense waiver and/or reimbursement, the performance shown would have been lower. The Portfolio's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge of 4.25%. Class C performance is not shown because Class C shares have not had one full calendar year of performance.

(2) The 1 year return after taxes on distribution and sale of Portfolio shares may from time to time be higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Portfolio shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

(3)  The Portfolio commenced operations on August 30, 2000.

(4) The Lehman Brothers Government/Credit Index is an unmanaged index measuring the performance of a basket of investment grade fixed income securities. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

(5) On September 30, 2003, the Board of Directors of the Portfolio determined that the Lehman Brothers Aggregate Bond Index was a more appropriate index against which to measure the performance of the Portfolio and authorized a change in index benchmarks for the Portfolio from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring the relative performance of a basket containing a broad range of fixed incomes securities. The index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

Fees and Expenses

     The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Portfolio's expenses during its fiscal year ended October 31, 2003.

Shareholder Fees:
(fees paid directly from your investment)                      Class A          Class C
----------------------------------------------------------- ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases                4.25%1            None
----------------------------------------------------------- ---------------- ----------------

Maximum Deferred Sales Charge (Load)                             None            1.00%/2/
----------------------------------------------------------- ---------------- ----------------

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                                None             None
----------------------------------------------------------- ---------------- ----------------

Redemption Fees/3/                                               None             None
----------------------------------------------------------- ---------------- ----------------

Exchange Fees                                                    None             None
----------------------------------------------------------- ---------------- ----------------


Annual Fund Operating Expenses:
(expenses that are deducted from Portfolio assets)             Class A          Class C
----------------------------------------------------------- --------------- -----------------

Management Fees/4/                                              1.00%            1.00%
----------------------------------------------------------- --------------- -----------------

Distribution & Servicing (12b-1) Fees/5/                        0.25%            1.00%
----------------------------------------------------------- --------------- -----------------

Other Expenses/6/                                               1.10%            1.10%
----------------------------------------------------------- --------------- -----------------

Total Annual Fund Operating Expenses/7/                         2.35%            3.10%
=========================================================== =============== =================

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to reduced sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section below for a complete description of sales charges. If you were an existing shareholder of the Portfolio on or before February 27, 2004, you may continue to purchase (including via exchanges) Class A shares of the Portfolio without the imposition of a sales charge. See "Variable Pricing System" below for more details.

2. Class C Shares are being offered for the first time via this prospectus. Class C shares are subject to a CDSC of 1.00% for 13 months after purchase. Please see "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Custodian may charge a fee (currently $10) for redemption proceeds paid via wire.

4. Management fees include a fee equal to an annual rate of 0.25% of the Portfolio's average daily net assets paid to Citco-Quaker Fund Advisors, Inc. ("CQFA"), the Portfolio's investment adviser, and a fee equal to an annual rate of 0.75% paid by the Portfolio to the Portfolio's sub-advisor, Valley Forge Capital Advisors, Inc. ("VFCA").

5. The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio share class. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6. Other Expenses may vary in future years. Other Expenses include expenses incurred for transfer agency, accounting, custody, legal, audit and other services and reflect the expenses actually incurred by Class A Shares. The figures entered into "Other Expenses" for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

7. Total Annual Operating Expenses for Class A and Class C Shares reflect gross expenses of the Portfolio's Class A and Class C Shares before any fee waivers and/or expense reimbursements. Management of the Portfolio has voluntarily undertaken to waive fees and/or reimburse expenses of the Portfolio to attempt to maintain an overall expense cap of not greater than 1.75% for Class A shares and 2.50% for Class C shares. This voluntary undertaking may be terminated at any time. After fee waivers and expense reimbursements, the Portfolio's Net Total Annual Operating Expenses, for the year ended October 31, 2003, were 1.75% for Class A Shares. Total Annual Operating Expenses for Class C shares are estimated based on the fact that Class A shares have similar expenses other than sales charges and 12b-1 fees.

Expense Example

         The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Portfolio operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows.

         If you redeemed your shares at the end of the period, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $653                 $1,127                $1,627                $2,997
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $413                  $957                 $1,625                $3,411
---------------------- -------------------- --------------------- --------------------- ---------------------

If you did not redeem your shares, your costs would be:

                            One Year            Three Years            Five Years            Ten Years
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class A                $653                 $1,127                $1,627                $2,997
---------------------- -------------------- --------------------- --------------------- ---------------------
       Class C                $313                  $957                 $1,625                $3,411
---------------------- -------------------- --------------------- --------------------- ---------------------


An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                           WHO MANAGES THE PORTFOLIOS
--------------------------------------------------------------------------------

The Investment Advisor

     Citco-Quaker Fund Advisors, Inc. ("CQFA") serves as Investment Advisor to each Portfolio under a written agreement with the Penn Street Fund, Inc. (the "Company"). The shareholders of each Portfolio have approved the agreement. CQFA is a Delaware corporation doing business and registered with the Securities and Exchange Commission ("SEC") as an investment Advisor.

     CQFA's  address  is  83  General  Warren  Boulevard,  Suite  200,  Malvern,
Pennsylvania 19355. CQFA is a wholly-owned subsidiary of CMFS, a Delaware corporation registered with the SEC as a transfer agent. CMFS also serves as transfer agent, administrator and fund accountant to each Portfolio of the Company under a written agreement for such services.

     John A. Lukan, CFA, is Chief Executive Officer of CQFA and, along with John
G. Roman, is responsible for the day-to-day activities of CQFA. Mr. Lukan has been an investment professional for more than 11 years. Mr. Lukan also serves as President & CEO of the Company's transfer agent, Citco-Quaker Fund Services, Inc. and Distributor, Citco-Quaker Fund Distributors, Inc. Additionally, Mr. Lukan is President & CEO of Quaker Securities, Inc., and institutional broker/dealer, having joined that firm in 1999. Prior joining Quaker Securities, Mr. Lukan was employed by the Citco Group from 1992 to 1997, eventually achieving the position of Managing Director. Mr. Lukan is also a director and serves as Chairman of the Board of the Company. Mr. Lukan is also a Chartered Canadian Accountant.

     Prior to joining The Bryn Mawr Trust Company, Mr. Roman was President of Merrill Lynch Trust (NJ) having joined Merrill Lynch Trust Division in 1990 and became Director of Product Development for the Wealth Management Services Division of Merrill Lynch.

     CQFA  is  responsible  for  the  overall  investment   operations  of  each
Portfolio; it provides or arranges to provide day-to-day investment advisory services to the Portfolios and is primarily responsible to the Board for the conduct of the Portfolios' investment activities. CQFA will prepare quarterly reports to the Board concerning the investment activities of the Portfolios (or more frequently if the Board requires). CQFA is responsible for ensuring that each Portfolio is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

          CQFA is authorized to engage persons, subject to Board and shareholder approval, to serve the Company's Portfolios as Sub-Advisors. These Sub-Advisors provide day-to-day investment advice and choose the securities in which the Portfolios will invest, subject to the oversight and control of CQFA.. For its services to each Portfolio except the PSA and New Epoch Portfolios, CQFA receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of that Portfolio. The fees charged by a Portfolio's sub-advisor are paid by CQFA out of the fee its receives from that Portfolio. For the PSA and New Epoch Portfolios, CQFA receives an annual fee of 0.25%, calculated daily and paid monthly, based on the average daily net assets of that Portfolio. The sub-advisors to those two Portfolios are paid directly by the Portfolios for their services.

The Sub-Advisors

For the McGlinn Balanced Portfolio

     McGlinn Capital Management, Inc. 850 North Wyomissing Blvd., P.O. Box 6158 Wyomissing, PA 19610-0158 is the investment advisor for the McGlinn Balanced Portfolio. McGlinn Capital Management provides the Portfolio with a continuous investment program and trading department, and selects brokers and dealers to effect securities transactions. Portfolio securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolio's shares.

     McGlinn Capital Management was established in 1971 and currently manages approximately $4 billion in assets for clients such as corporate pension, profit-sharing and 401(k) accounts, multi-employer (union) pension funds, endowment funds, and accounts for foundations, religious organizations and substantial individual investors. CQFA pays McGlinn Capital Management a monthly advisory fee at the annual rate of 0.60% of the average daily net assets of the Portfolio.

     The management team responsible for managing the assets of the Portfolio, along with their positions at McGlinn Capital Management, are as follows:

     Michael J. McGlinn, Chairman and CEO. Mr. McGlinn earned his undergraduate business degree from the University of Notre Dame, and his MBA from the New York University Graduate School of Business Administration. Prior to joining the McGlinn Capital Management team in 1980, he was employed by Ernst & Whinney as a Senior Accountant and CPA.

     Jackson D. Breaks, II, President. Mr. Breaks holds a BA in English and an MA in English/Philosophy from Purdue University. Before joining the team in March, 1990, he was a Senior Account Executive at Merrill Lynch Capital Markets for seven years. He specialized in bond arbitrage, making regular presentations and publishing numerous articles in this area. Prior to his association with Merrill Lynch, he was employed at First Boston Corporation for 12 years as the co- manager of the Government Securities Department.

     Timothy J. Timura, CFA, Executive Vice President and Chief Investment Officer. Mr. Timura, earned his BA in Liberal Arts/Economics at Dickinson College and his MBA in Finance from the University of Wisconsin. Tim has served as Senior Manager of Equities for the $35 billion State Teachers Retirement System of Ohio. He has also held various portfolio management positions with Federated Investors, Inc., Pilgrim Baxter & Associates, and Invista Capital Management before joining McGlinn.

For the Baldwin Large-Cap Growth Portfolio

          Baldwin Investment Management, 100 Four Falls Corporate Center, Suite 202, West Conshohocken, Pennsylvania 19428), is a private and independently owned firm created in 1999 to serve families, foundations and non-profit institutions as investment advisors, family office specialists, and insurance counselors. The following members of Baldwin Investment Management advise the
Portfolio:

         Peter H. Havens, Chairman, founded Baldwin Management, LLC in 1999 after serving as a member of the Board of Directors and Executive Vice President of The Bryn Mawr Trust Company since 1995. Previously he organized and operated the family office of Kewanee Enterprises. Peter received his B. A. from Harvard College and his M. B. A. from Columbia Business School.

          Susan Berry Kohlhas, Managing Director, is Director of Research and a Portfolio Manager of Baldwin Investment Management. She came to Baldwin in 1999 from Investment Counselors of Bryn Mawr where she held similar positions. She has 18 years of experience in the financial services industry since 1996. Susan attended The College of William and Mary and the University of Delaware, earning a B.A. in Economics and History, Summa Cum Laude and Phi Beta Kappa.

          CQFA pays Baldwin a monthly advisory fee at the annual rate of 0.60% of the average daily net assets of the Portfolio

For the PSA Sector Rotational Portfolio

     Valley Forge Capital Advisors, Inc. ("VFCA"), 1288 Valley Forge Road, Suite 74, Valley Forge, PA 19482. serves as sub-advisor to the Portfolio under a written agreement approved by the Portfolio's shareholders on July 8, 2003. VFCA is a Delaware corporation registered as an investment adviser with the Securities and Exchange Commission. VFCA provides investment counseling and management services to investment companies, banks and thrifts, institutions and high net worth individuals. VFCA was formed in August, 2002.

         Mr. G. Michael Mara is the founder, President and controlling shareholder of VFCA. Mr. Mara also is a Managing Director of Millennium Bank, each Portfolio's custodian. Mr. Mara served as President of Penn Street Advisors, Inc., an investment advisory firm and wholly-owned subsidiary of Millennium Bank, from 1998 to May, 2002. Penn Street Advisors, Inc. served as the PSA Portfolio's investment adviser from the Portfolio's inception on August 30, 2000 through May 23, 2002, when shareholders of the Portfolio approved a new investment advisory agreement with CQFA. During the time that Penn Street Advisors, Inc. served as investment advisor to the Portfolio, Mr. Mara was the lead portfolio manager responsible for the Portfolio's day-to-day investment activities. Before joining Millennium Bank, Mr. Mara was a principal with the Vanguard Fiduciary Trust Company form 1997 to 1999. From 1986 to 1997, Mr. Mara served in a number of increasingly responsible positions with Merrill Lynch, included positions as District Manager and Senior Vice President of Merrill Lynch Trust Company in San Francisco and National Sales Manager of Merrill Lynch Trust Company in Princeton, New Jersey. In all, Mr. Mara has been an investment professional for nearly eighteen years. Mr. Mara has earned the NASD Series 7, Series 24, and Series 63 licenses. Mr. Mara also serves as President of the Penn Street Funds, and is a trustee of the Quaker Investment Trust.

         VFCA is responsible for the day-to-day investments of the Portfolio and will choose the securities in which the Portfolio invests. VFCA also will provide the Portfolio with investment advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. VFCA will report to and be under the general supervision of CQFA. CQFA will have primary responsibility for the activities of VFCA and will report to the Board with respect to VFCA's activities.

         For its services to the Portfolio, VFCA is paid a management fee of 0.75% annually of the average daily net assets of the Portfolio, computed daily and paid monthly.

For the Berkshire Select Equity Portfolio

         Berkshire Advisors, Inc. ("Berkshire."), 2240 Ridgewood Road, Wyomissing, PA 19610, serves as sub-Advisor to the Portfolio pursuant to a written agreement for such services. Berkshire was established as a Delaware corporation in August, 2002 and is registered as an investment Advisor with the SEC under the Investment Advisors Act of 1940, as amended. Berkshire is a new company formed specifically to serve as sub-adviser to the Portfolio. Berkshire is controlled by Mr. Jay R. Kemmerer and operates exclusively as an investment advisory firm to the Portfolio.

     For its services to the Portfolio, Berkshire receives an annual fee of 0.75%, calculated daily and paid monthly, based on the average daily net assets of the Portfolio, paid by the Investment Advisor, CQFA, out of the fee it receives from the Portfolio.

     Mr. Jay R. Kemmerer is responsible for the day-to-day management of the Portfolio's portfolio. Mr. Kemmerer has served as President and CEO of Berkshire Advisors, Inc. a Registered Investment Advisor located in Wyomissing, Pennsylvania, since the firm's inception. Mr. Kemmerer also serves as President of Kemmerer & Company Financial Services, a Pennsylvania based financial planning firm, since 1991. In 1998, Mr. Kemmerer received his Pennsylvania Department of Banking License. Mr. Kemmerer also serves as President and CEO of Berkshire Mortgage Corporation. This company was established to provide a wide variety of mortgage programs to assist individual and business owners with home financing and debt consolidation. Mr. Kemmerer has served as a licensed
Registered Securities Principal, OSJ Manager and an Investment Advisor Representative of Commonwealth Financial Network.

     As a native of the Oley Valley, in Berks County, Mr. Kemmerer entered the financial services industry in 1984 as a Registered Representative with the New York based firm, First Investors Corporation. Mr. Kemmerer's practice has evolved with emphasis on the following: Asset Management; Financial Planning; Pension & Retirement Plan Consulting; Estate and Insurance evaluation.

For the Cumberland Taxable Income Portfolio

     The Cumberland ETF Portfolio, Taxable Fixed Income Portfolio and Pennsylvania Tax-exempt Portfolio are managed by a team from Cumberland Advisors Inc., 614 Landis Avenue, Vineland, NJ 08360, a personal service, money management firm with clients in 35 states and in several foreign countries. Sheldon Goldberg and David Kotok founded Cumberland Advisors in 1973. As a result of a merger in mid-2003, Cumberland is now an independently incorporated subsidiary of Millennium Bank. The members of the Cumberland team are as follows:

David R Kotok, founding partner, President and Chief Investment Officer

     Mr. Kotok is a Wharton School graduate who co-founded the firm in 1973. His articles and economic analyses have appeared in such general publications as The New York Times and The Wall Street Journal and financial publications like the Journal of Accountancy, The Bond Buyer, and The Wall Street Transcript. Mr. Kotok is a former Commissioner of the Delaware River Port Authority and has served as a board member of the New Jersey Economic Development Authority and as Chairman of The NJ Casino Reinvestment Development Authority. He also served on the Treasury Transition Teams for New Jersey Governors Kean and Whitman.

Peter Demirali, Vice President and Portfolio Manager

     Before joining Cumberland in 2002, Mr. Demirali was a senior portfolio manager at Smith Barney Asset Management from 1990 to 1999. In that position, he initiated a corporate bond component for taxable fixed income portfolios. He was a partner in Anval, Inc., from 1999 to 2002, a commercial real estate brokerage company. From 1987 to 1989, he traded zero-coupon bonds at Yamaichi International, a Japanese securities dealer. From 1983 to 1987, he was a trader of short and intermediate Treasuries at Chemical Bank. His comments and analysis have appeared in Bloomberg Business News, a financial markets news service. Mr. Demirali holds a Bachelor of Science degree in Business Administration from Georgetown University. He is a member of the Philadelphia Council for Business Economics. Peter is active in his community of Upper Montclair, New Jersey.

Matthew L. Forester, Vice President and Portfolio Manager.

     Mr. Forester graduated from the Wharton School of Finance at the University of Pennsylvania with a degree in finance and political science. He has served on the Board of Trustees of the Bay-Atlantic Symphony since 1995, recently completing a two-year term as President. He is also a member of the Philadelphia Council for Business Economics and the Global Interdependence Center. Mr. Forester joined Cumberland Advisors in 1989. Mr. Forester is the lead portfolio manager for the Cumberland ETF Portfolio.

John R. Mousseau, CFA , Vice President and Portfolio Manager

     Mr. Mousseau joined the firm in 2000. From 1993 to 2000, he was Portfolio Manager and Director of Municipal Bond Investments for Lord Abbett & Company.
Prior to that he served as First Vice President and Director of Municipal Portfolio Analysis for Shearson Lehman Brothers and a predecessor firm, E.F. Hutton, from 1981 to 1993. Mr. Mousseau holds an AB degree in Economics from Georgetown University and an M.A. degree in Economics from Brown University. A holder of the Chartered Financial Analyst designation, he is a member of the New York Society of Securities Analysts where he serves on the Society's High Net Worth Investor's Committee. In addition, he serves as an instructor at the New York Institute of Finance. Mr. Mousseau is the lead portfolio manager for the Cumberland Pennsylvania Tax Exempt Portfolio.

     For its services to each Portfolio, CQFA pays Cumberland an advisory fee at the following annual rates of 0.38% of the average daily net assets of the Cumberland Taxable Fixed Income Portfolio.

--------------------------------------------------------------------------------
HOW TO BUY & SELL SHARES
--------------------------------------------------------------------------------

Determining Share Prices

         Shares of each Portfolio are offered at the public offering price ("POP") for each share class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Portfolio investments, cash and other assets, subtracting Portfolio liabilities, and then dividing the result by the number of shares outstanding. Each Portfolio generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Portfolio's Sub-Advisor, subject to the review and supervision of the Advisor and Board of Directors. Each Portfolio 's per share NAV and POP is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing. Each Portfolio may use the services of an independent pricing service to determine value on securities for which markets are readily available.

Variable Pricing System

         Each Portfolio offers Class A and Class C shares. The main differences between each share class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Portfolio represents interests in the same portfolio of investments in that Portfolio. Prior to February 27, 2004, the Portfolios offered only No-Load Class shares. As of December 10, 2003, the Company's Board of Directors approved the conversion of No-Load shares to Class A shares. If you were an existing shareholder of any Portfolio on or before February 27, 2004, you may continue to purchase
(including via an exchange) Class A shares of any Portfolio without the imposition of sales charges. This grandfathering of accounts does not apply to new accounts opened after February 27, 2004 or to accounts of an otherwise exempt shareholder opened in another name. That is to say, new shareholders and current shareholders who open additional accounts are subject to the sales charges applicable to Class A shares.

WHAT CLASSES OF SHARES DO THE PORTFOLIOS OFFER? Each of the Portfolios offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge. The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 13 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described below.

Class A Shares.

     Class A shares are offered at their POP, which is NAV share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Portfolio except the Cumberland Taxable Income and Pennsylvania Tax Exempt Portfolios:

                                    Sales Charge     Sales Charge
                                    As a % of        As a % of                  Dealer
Amount Invested                     offering price   Net Amount Invested        Reallowance
---------------                     --------------   -------------------        -----------
Less than   $ 49,999                5.50%            5.82%                      5.00%
$50,000 to  $ 99,999                4.75%            4.99%                      4.25%
$100,000 to $249,999                3.75%            3.76%                      3.25%
$250,000 to $499,999                2.75%            2.76%                      2.50%
$500,000 to $999,999                2.00%            2.00%                      1.75%


There is no Class A sales load for investments of $1,000,000 or more.

     The following sales charges apply to your purchases of Class A shares of the Cumberland Taxable Income and Pennsylvania Tax Exempt Portfolios:

                                    Sales Charge     Sales Charge
                                    As a % of        As a % of                  Dealer
Amount Invested                     offering price   Net Amount Invested        Reallowance
---------------                     --------------   -------------------        -----------
Less than   $ 99,999                4.25%            4.44%                      4.00%
$100,000 to $249,999                3.75%            3.89%                      3.50%
$250,000 to $499,999                2.75%            2.83%                      2.50%
$500,000 to $999,999                2.00%            2.04%                      1.75%


There is no Class A sales load for investments of $1,000,000 or more.

     Citco Mutual Fund Distributors, Inc. ("CMFD") the Portfolios' Principal Underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with CMFD to sell shares of the Portfolios. The dealer's concession may be changed from time to time. CMFD may from time to time offer incentive compensation to dealers who sell shares of the Portfolios subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "Underwriter" under the Securities Act of 1933, as amended. The Company and CMFD have authorized one or more brokers to accept purchase and redemption orders on the Company's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf.

Exemptions From Sales Charges

     The Portfolios will waive sales charges for purchases by fee-based registered investment advisors for their clients, broker/dealers with wrap fee accounts, registered investment advisors or brokers for their own accounts, employees and employee-related accounts of the Advisor and Sub-Advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Portfolios, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. The Portfolios may also waive sales charges under circumstances that appear to be to the benefit of the Portfolio.

Reduced Sales Charges

     You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Portfolios with the dollar amount of shares to be purchased. For example, if you already owned Class

A shares in the McGlinn Balanced Portfolio with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the PSA Sector Rotational Portfolio, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Portfolios.

Letter of Intent

     You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Portfolio(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Portfolio(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Class C Shares

     Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Portfolio of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional asset-based sales charge of 0.75% per annum of average daily net assets. Depending on how much you invest and how long you intend to hold your shares, the annual asset-based sales may have a greater impact on the performance of your investment than if you purchased Class A shares. For a more detailed discussion of this matter, please see the "Factors to Consider When Choosing a Share Class" section below.

     In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

Factors To Consider When Choosing a Share Class

            Once you decide that one or more of the Portfolios is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Portfolios' operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

            The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class C.

            The Portfolios are meant to be long-term investments. However, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years) and plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

            For investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $1 million or more of Class C shares from a single investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class C shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

            Additionally, the dividends payable to Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class C asset-based sales charge described below and in the Statement of Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the Class C contingent deferred sales charge and asset-based sales charge have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

Distribution Fees

     Penn Street Fund, Inc. (the "Company") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for each Portfolio. The Distribution Plans provide for fees to be deducted from the average net assets of the Portfolios in order to compensate the Principal Underwriter and others for expenses relating to the promotion and sale of shares of each Portfolio.

     Under the Class A Plan, the Class A shares of each Portfolio compensate the Principal Underwriter and others and other distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees for personal service, account maintenance), payable on a monthly basis, of each Portfolio's average daily net assets attributable to Class A shares.

     Under the Class C Plan, Class C shares of each Portfolio compensate the Principal Underwriter and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Portfolio's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Principal Underwriter and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit the Principal Underwriter to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be retained by the Principal Underwriter for the first thirteen months after the shares are purchased.

     The Distribution Plans provide that the Portfolio s may finance activities which are primarily intended to result in the sale of the Portfolios' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, personal service and account maintenance, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

     The Distribution Plans are reviewed annually by the Company's Board of Directors and may be renewed only by majority vote of the shareholders of the Portfolios' Classes to which each Plan applies or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Company, as that term is defined in the 1940 Act.

Minimum Investments

Your purchase of Portfolio shares is subject to the following minimum investment amounts:

                MINIMUM
TYPE OF         INVESTMENT                 SUBSEQUENT
ACCOUNT         TO OPEN ACCOUNT            INVESTMENTS
-------         ---------------            -----------
REGULAR         $2,000                     $100
IRAs            $1,000                     $100

AUTOMATIC INVESTMENT PLAN MEMBERS

                MINIMUM
TYPE OF         INVESTMENT                 SUBSEQUENT
ACCOUNT         TO OPEN ACCOUNT            INVESTMENTS
-------         ---------------            -----------
REGULAR         $2,000                     $100
IRAs            $1,000                     $100

     All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons. If a check does not clear your bank, or the Portfolio is unable to debit your predesignated bank account on the day of purchase, each Portfolio reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Each Portfolio (or its agent) has the authority to redeem shares in your account(s) from the Portfolio to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Portfolio.

     If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial advisor if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

     Your investment in the Portfolio(s) should be intended to serve as a long-term investment vehicle. The Portfolios are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. Each Portfolio reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Portfolio, which includes investors with a history of excessive trading. Each Portfolio also reserves the right to stop offering shares at any time.

Opening and Adding To Your Account

     You can invest in the Portfolio(s) by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Portfolio(s) through an automatic payment plan. Any questions you may have can be answered by calling the Portfolios, toll free, at 1-866-207-5175.

Purchases through Financial Services Organizations

     You may purchase shares of the Portfolios through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Portfolio shares and may impose account minimums and other requirements.

These fees and requirements would be in addition to those imposed by the Portfolio. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail

     To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to the Portfolio of your choice, and mail the form and check to:

                           The Penn Street Fund, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

     Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Portfolio's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer

     To make an initial purchase of shares by wire transfer, take the following steps:

1. Call  1-866-207-5175  to inform us that a wire is being  sent.

2. Obtain an account number from the Transfer Agent.

3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent

4. Ask your bank to wire funds to the account of:

                         Atlantic Central Banker's Bank
                                 ABA # 031301752
                          Millennium Bank A/C # 220232
                      F/C Citco-Quaker Fund Services, Inc.
                                  A/C 100061043

     Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Portfolio account.

     To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

     If you purchase Portfolio shares by wire, you must complete and file an Account Application form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan

     You may purchase shares of the Portfolios through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Portfolios. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Portfolios may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-866-207-5175.

Telephone Purchases

     In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the ACH. Call the Transfer Agent for details.

     You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Portfolio shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

     The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Portfolios will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Portfolio and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Portfolio and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information

     Each Portfolio reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Portfolio, for any payment check returned to the custodian for insufficient funds.

     If you place an order for Portfolio shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

     Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

How To Sell (Redeem) Your Shares

     You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail

     Redemption requests should be mailed via U.S. mail to:

                           The Penn Street Funds, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

                or by overnight courier service to:

                           The Penn Street Funds, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                     83 General Warren Boulevard, Suite 200
                           Malvern, Pennsylvania 19355

     The selling price of the shares being redeemed will be the Portfolio's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

     1.   Your account number;

     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

     3. The signatures of all account owners exactly as they are registered on the account;

     4.   Any required signature guarantees; and

     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees

     A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

     (i)  if you change the ownership on your account;

     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;

    (iii) if the proceeds are to be made payable to someone other than the account's owner(s);

     (iv) any redemption transmitted by federal wire transfer to your bank; and

     (v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

     In addition, signature guarantees are required for all redemptions of $25,000 or more from any Portfolio shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

     Signature guarantees are designed to protect both you and the Portfolio from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone

     You may redeem your shares by calling the Transfer Agent at 1-866-207-5175 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to affect a redemption by telephone if desired.

     If you purchase your shares by check and then redeem your shares before your check has cleared, the Portfolio may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire

     You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of A Portfolio

     If the value of the shares in your account falls to less than $2,000, the Company may notify you that, unless your account is increased to an amount exceeding the minimum, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Portfolios reserve this right because of the expense to the Portfolios of maintaining very small accounts.

Exchange Feature

     You may exchange your shares of any Portfolio for the same share class of any other Penn Street Portfolio, without incurring additional sales charges. An exchange involves the simultaneous redemption of shares of one Portfolio and purchase of shares of another Portfolio at each Portfolio's respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Company to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Portfolio(s) to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares. The Board of Directors of the Company reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

     A pattern of frequent exchange transactions may be deemed by the Company to be an abusive practice that is not in the best interests of current shareholders of the Portfolio(s). To deter such activity, the Company's Board of Directors has adopted the following policy. If a shareholder purchases and sells or exchanges his Portfolio shares within a three (3) month period and then subsequently purchases and sells or exchanges in the following three month period, the Company may refuse future purchases or exchanges on behalf of the particular shareholder with the following exceptions: (i) sales pursuant to a systematic redemption plan will not trigger this restriction; and (ii) the Investment Adviser, pursuant to delegated authority from the Company's Board of Directors, may exercise discretion to not apply the restriction. The Investment Adviser will provide quarterly reports to the Board of Directors providing details regarding any exceptions made pursuant to the authority granted in the second exception.

         The ability of the Company to monitor trades that are placed by the underlying shareholders of an omnibus account maintained by a broker, retirement plan or fee-based program sponsor is severely limited as the broker, retirement plan or fee-based program sponsor maintains the underlying shareholder account. This fact is one reason why the Company's efforts to discourage excessive short-term trading cannot eliminate the possibility of excessive short-term trading.

Systematic Withdrawal Plan

     Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Portfolio to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Portfolios have the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Transfer Agent. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature

Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Portfolios. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Company upon sixty days written notice or by a shareholder upon written notice to the Portfolios. Applications and further details may be obtained by calling the Company at 1-866-207-5175 or by writing to the Transfer Agent.

Shareholder Account Rules and Policies.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at
1.800.225.5677. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Consistent with current regulatory requirements, it is permissible for financial intermediaries and retirement plan record keepers to aggregate mutual fund orders received prior to 4:00 p.m. and transmit them to mutual fund transfer agents after 4:00 p.m. The Securities & Exchange Commission (SEC) has proposed to require that all share orders be received by mutual fund transfer agents or a registered clearing agency such as the National Securities Clearing Corporation by 4:00 p.m. Should the SEC adopt this proposal, the Company and its transfer agent will comply with such requirement.

--------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS
--------------------------------------------------------------------------------

     Dividends paid by each Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. Each Portfolio's net investment income is made up of dividends received from the securities it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

     A Portfolio realizes capital gains when it sells a security for more than it paid for it. The Portfolios generally make distributions of net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.

     Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Portfolio(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
--------------------------------------------------------------------------------

     Each Portfolio intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Portfolio must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

     The Portfolios intend to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Portfolios unless the shareholder has requested in writing to have them paid by check.

     Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Portfolio have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Portfolio.

     You will be advised annually of the source of distributions for federal income tax purposes.

     If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Portfolio(s) may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

     Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Portfolio during the following January.

     Distributions by the Portfolios will result in a reduction in the fair market value of the Portfolios' shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

     A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Portfolio.

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Portfolios will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

     In reports, other communications to investors, or advertising material, the Portfolios may describe general economic and market conditions affecting the Portfolios and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Portfolios may also, from time to time, compare their performance to the one or more appropriate indices.

     According to the law of Maryland under which the Company is organized, and the Company's Articles of Incorporation and by-laws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Company will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under
Section 16(c) of the Investment Company Act of 1940, as amended.

     Protecting your personal information is a priority for the Company and our privacy policy has been designed to support this objective. The Portfolios may collect non-public personal information from you in the following ways:

     o From information provided by you on applications or other forms submitted to the Portfolio or to the Transfer Agent; and

     o    From information arising from your investment in the Portfolios.

     The Company utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, each Portfolio authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

     The Company does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Company has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and a Portfolio may disclose information about you or information that you have provided to the Portfolio to the Adviser in connection with the Adviser's responsibilities to the Portfolio.

     The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Portfolios, Investment Advisor, Sub-Advisor, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Portfolios, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Portfolio. The Board is responsible for overseeing the implementation of the Codes. The Company has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

     The Board of Directors of the Company has also approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         The financial data included in the tables below for the Portfolios' fiscal years ending October 31 of each time period shown below have been audited by Briggs, Bunting & Dougherty, LLP, the Company's independent auditors. The information in the tables below should be read in conjunction with each Portfolio's latest audited annual financial statements and notes thereto, which may be obtained without charge by contacting the Portfolios or the Transfer Agent.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
================================================================================

                                                                     MCGLINN BALANCED PORTFOLIO
                                                 ------------------------------------------------------------------
                                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999(1)
                                                 ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period             $    11.44    $    12.45    $    13.25    $    12.82    $    10.89
                                                 ----------    ----------    ----------    ----------    ----------

Income from Investment Operations
    Net investment income                              0.11          0.23          0.20          0.23          0.12

    Net realized and unrealized gain/(loss)
      on investments                                   1.54         (0.99)        (0.82)         0.49          2.00
                                                 ----------    ----------    ----------    ----------    ----------

       Total from Investment Operations                1.65         (0.76)        (0.62)         0.72          2.12
                                                 ----------    ----------    ----------    ----------    ----------
Less Distributions
   Distributions from net investment income           (0.10)        (0.25)        (0.18)        (0.29)        (0.15)
   Distributions from realized gains                     --            --            --            --         (0.04)
                                                 ----------    ----------    ----------    ----------    ----------
   Total distributions                                (0.10)        (0.25)        (0.18)        (0.29)        (0.19)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $    12.99    $    11.44    $    12.45    $    13.25    $    12.82
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                         14.50%        (6.19%)       (4.72%)        5.66%        19.45%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    1,133    $    1,247    $    1,195    $    1,454    $    2,770
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.62%         2.54%         2.77%         2.31%         1.90%
      after reimbursement of expenses
      by advisor                                      1.75%         1.59%         1.75%         2.25%         1.90%
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                          0.01%         0.99%         1.49%         1.66%         1.02%
      after reimbursement of expenses
      by advisor                                      0.88%         1.95%         2.51%         1.72%         1.02%

Portfolio Turnover Rate                                116%          109%           62%          140%          194%

(1) On April 5, 1999 the Fund's investment objectives were changed from "high total return, with emphasis on capital appreciation" to "Long-term growth with moderate income" and McGlinn Capital Management, Inc. was retained as the Fund's new investment advisor.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                              PSA SECTOR ROTATIONAL PORTFOLIO
                                                 ----------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 10/31/2003      10/31/2002      10/31/2001      10/31/2000*
                                                 ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period             $    10.39      $    10.67      $    12.25      $    12.00
                                                 ----------      ----------      ----------      ----------

Income from Investment Operations
    Net investment loss                               (0.10)          (0.09)          (0.04)          (0.01)

    Net realized and unrealized gain/(loss)
      on investments                                   2.82           (0.19)          (1.54)           0.26
                                                 ----------      ----------      ----------      ----------

       Total from Investment Operations                2.72           (0.28)          (1.58)           0.25
                                                 ----------      ----------      ----------      ----------
Less Distributions
   Distributions from net investment income              --              --              --              --
   Distributions from realized gains                     --              --              --              --
                                                 ----------      ----------      ----------      ----------
   Total distributions                                   --              --              --              --
                                                 ----------      ----------      ----------      ----------

Net asset value, end of period                   $    13.11      $    10.39      $    10.67      $    12.25
                                                 ==========      ==========      ==========      ==========

TOTAL RETURN                                         26.18%          (2.62%)        (12.90%)          2.08%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    4,446      $    3,127      $    2,781      $    1,695
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.40%           2.23%           2.34%           3.59%(1)
      after reimbursement of expenses
      by advisor                                      1.75%           1.75%           1.75%           1.65%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                         (1.54%)         (1.25%)         (0.38%)         (2.30%)(1)
      after reimbursement of expenses
      by advisor                                     (0.89%)         (0.77%)          0.21%          (0.36%)(1)

Portfolio Turnover Rate                                100%            137%            252%             41%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                             BALDWIN LARGE-CAP GROWTH PORTFOLIO
                                                 ----------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 10/31/2003      10/31/2002      10/31/2001      10/31/2000*
                                                 ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period             $     7.96      $     9.78      $    12.03      $    12.00
                                                 ----------      ----------      ----------      ----------

Income from Investment Operations
    Net investment loss                               (0.06)          (0.07)           0.14            0.08

    Net realized and unrealized gain/(loss)
      on investments                                   1.34           (1.72)          (2.29)           0.00
                                                 ----------      ----------      ----------      ----------

       Total from Investment Operations                1.28           (1.79)          (2.15)           0.08
                                                 ----------      ----------      ----------      ----------
Less Distributions
   Distributions from net investment income              --           (0.03)          (0.10)          (0.05)
   Distributions from realized gains                     --              --              --              --
                                                 ----------      ----------      ----------      ----------
   Total distributions                                   --           (0.03)          (0.10)          (0.05)
                                                 ----------      ----------      ----------      ----------

Net asset value, end of period                   $     9.24      $     7.96      $     9.78      $    12.03
                                                 ==========      ==========      ==========      ==========

TOTAL RETURN                                         16.08%         (18.40%)        (18.05%)          0.68%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    1,852      $    1,266      $      788      $      461
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.56%           2.38%           4.20%           9.48%(1)
      after reimbursement of expenses
      by advisor                                      1.75%           1.60%           1.75%           1.63%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                         (1.57%)         (1.51%)          1.23%          (4.13%)(1)
      after reimbursement of expenses
      by advisor                                     (0.76%)         (0.73%)          3.68%           3.72%(1)

Portfolio Turnover Rate                                 38%             32%             20%              0%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                            CUMBERLAND TAXABLE INCOME PORTFOLIO
                                                 ----------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 10/31/2003      10/31/2002      10/31/2001      10/31/2000*
                                                 ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period             $    14.15      $    13.77      $    12.10      $    12.00
                                                 ----------      ----------      ----------      ----------

Income from Investment Operations
    Net investment income                              0.16            0.26            0.66            0.09

    Net realized and unrealized gain/(loss)
      on investments                                  (0.03)           0.85            1.09            0.08
                                                 ----------      ----------      ----------      ----------

       Total from Investment Operations                0.13            1.11            1.75            0.17
                                                 ----------      ----------      ----------      ----------
Less Distributions
   Distributions from net investment income           (0.22)          (0.67)          (0.08)          (0.07)
   Distributions from realized gains                  (0.99)          (0.06)             --              --
                                                 ----------      ----------      ----------      ----------
   Total distributions                                (1.21)          (0.73)          (0.08)          (0.07)
                                                 ----------      ----------      ----------      ----------

Net asset value, end of period                   $    13.07      $    14.15      $    13.77      $    12.10
                                                 ==========      ==========      ==========      ==========

TOTAL RETURN                                          0.96%           8.45%          14.54%           1.42%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    2,518      $    3,770      $    1,981      $      569
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.35%           2.01%           2.36%           5.21%(1)
      after reimbursement of expenses
      by advisor                                      1.75%           1.66%           1.75%           1.64%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                          0.47%           2.84%           5.00%           0.11%(1)
      after reimbursement of expenses
      by advisor                                      1.07%           3.19%           5.61%           3.68%(1)

Portfolio Turnover Rate                                187%            162%             29%              0%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                          BERKSHIRE ADVISORS
                                                            SELECT EQUITY
                                                              PORTFOLIO
                                                           ----------------

                                                             Period Ended
                                                           October 31, 2003*
                                                           ----------------


Net Asset Value, Beginning of Period                          $    10.00
                                                              ----------

Income from Investment Operations
    Net investment income                                          (0.01)

    Net realized and unrealized gain/(loss) on investments          0.54
                                                              ----------

       Total from Investment Operations                             0.53
                                                              ----------
Less Distributions
   Distributions from net investment income                         0.00
   Distributions from realized gains                                0.00
                                                              ----------
   Total distributions                                              0.00
                                                              ----------

Net asset value, end of period                                $    10.53
                                                              ==========

TOTAL RETURN                                                       5.30%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)                   $      794
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                                   2.72%(1)
      after reimbursement of expenses
      by advisor                                                   2.00%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                                      (0.85%)(1)
      after reimbursement of expenses
      by advisor                                                  (0.13%)(1)

Portfolio Turnover Rate                                              25%

*    Commenced operations on April 02, 2003
(1)  Annualized
(2)  Not Annualized

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Portfolios is available in the Company's Statement of Additional Information (SAI), dated February 27, 2004, the Company's Annual Report dated October 31, 2003 which includes the Company's most recent audited financial statements, and the Company's Semi-Annual Report dated April 30, 2003. The SAI contains more detailed information on all aspects of the Portfolios. The SAI has been filed with the SEC and is incorporated by reference into (that is to say, made legally a part of) this Prospectus. The Annual Report and Semi-Annual Report also have been filed with the SEC. The Annual Report contains management's discussion of the market conditions and investment strategies that significantly affected the Portfolios' respective performances for the prior fiscal year, and the semi-annual report contains relevant financial information for the period.

To receive information concerning the Portfolios, or to request a copy of the SAI, Annual Report, or Semi-Annual Report or other documents relating to the Portfolios, please contact the Company at:

                           The Penn Street Funds, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100
                            Or call us toll free at:
                                 1-866-207-5175

A copy of your requested document(s) will be sent to you, without charge, within three days of your request.

Information about the Portfolios (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolio is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                The Company's Investment Company Act File No. is:
                                    811-09078

                       STATEMENT OF ADDITIONAL INFORMATION
                                     for the
                           THE PENN STREET FUND, INC.

                       Offering the following Portfolios:

                      THE MCGLINN BALANCED PORTFOLIO
                      THE BALDWIN LARGE CAP GROWTH PORTFOLIO
                      THE PENN STREET ADVISORS SECTOR ROTATIONAL PORTFOLIO THE BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
                      THE CUMBERLAND TAXABLE INCOME PORTFOLIO

     This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus for The Penn Street Fund, Inc. (the "Company"), dated March 1, 2004. The audited financial statements of the Company for its fiscal year ended October 31, 2003 and unaudited semi-annual report, dated April 30, 2003, are incorporated herein by reference. This SAI relates only to the above-listed Portfolios. The Prospectus, Annual Report and Semi-Annual Report are available without charge from the Transfer Agent. You may obtain a copy of the Prospectus, free of charge, by writing to Penn Street Funds, Inc., c/o Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, or by calling 1-866-207-5175. Your requested document(s) will be sent to you within three days of your request.

          The date of this SAI, and the prospectus to which it relates, is March 1, 2004.

                                TABLE OF CONTENTS

GENERAL INFORMATION

INVESTMENT OBJECTIVES AND POLICIES

MANAGEMENT OF THE COMPANY

TAX STATUS

APPENDIX 1 - PROXY VOTING POLICIES AND PROCEDURES

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                               GENERAL INFORMATION

     The Company is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995, but did not issue any shares until November 8, 1995. The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in eight series; the McGlinn Balanced Portfolio, Baldwin Large Cap Growth Portfolio, Penn Street Advisors Sector Rotational Portfolio, Berkshire Advisors Select Equity Portfolio, and Cumberland Taxable Income Portfolio (individually a "Portfolio" and collectively the "Portfolios"). Each series represents interests in a separate portfolio of securities, and all shares of a series have identical voting powers, preferences, restrictions and other terms. The Company is registered under the Investment Company Act of 1940. Until January 14, 1998, the name of the Company was S.I.S. Mercator Fund, Inc. The Company has amended and restated its charter as of October 27, 2003.

     The Company has further divided the shares of each Portfolio into two classes, Class A shares which impose a front-end sales charge and Class C shares which impose a contingent deferred sales charge. As of December 10, 2003, the Company's Board of Directors approved the conversion of No-Load shares to Class A shares. If you were an existing shareholder of any Portfolio on or before February 27, 2004, you may continue to purchase (including via an exchange) Class A shares of any Portfolio without the imposition of sales charges. This grandfathering of accounts does not apply to new accounts opened after February 27, 2004 or to accounts of an otherwise exempt shareholder opened in another name.

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                       INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of each Portfolio's investment objectives, strategies and risks. Each Portfolio's investment objective and the manner in which each Portfolio pursues its investment objective are generally discussed in the Prospectus. This section provides additional information concerning each Portfolio's permissible investments and/or investment restrictions not otherwise discussed in the Prospectus.

     In addition to the primary investment securities in which each Portfolio invests as set forth in the Prospectus, each Portfolio may also invest in the following, to the extent that such investments do not violate an investment restriction described in the Prospectus or this SAI:

U.S. GOVERNMENT TREASURY BILLS, TREASURY NOTES, AND TREASURY BONDS are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

U.S. GOVERNMENT AGENCY SECURITIES are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

REPURCHASE AGREEMENTS. ("Repos") In a Repo, a Portfolio purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Portfolio at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by any Portfolio must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Portfolio, and the Portfolio may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Portfolio's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Portfolios may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Portfolio with payment and delivery taking place at some future date. A Portfolio may enter into such transactions when, in the Advisor/Sub-Advisor's opinion, doing so may secure an advantageous yield and/or price to the Portfolio that might otherwise be unavailable. None of the Portfolios is limited on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, any Portfolio committing to such transactions will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

EQUITY SECURITIES To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), the Portfolios may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Stocks held in the portfolio of a Portfolio will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market.

SHORT-TERM INVESTMENTS The Portfolios also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Portfolio operating expenses. As a temporary defensive measure, each Portfolio may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When a Portfolio invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

OPTIONS To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), the Portfolios may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will

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not  correlate  to changes  in the value of the  underlying  security.  Further.
over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Portfolios will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Portfolios may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Portfolio has purchased. The Portfolios may only write (sell) "covered" options. A Portfolio will not write a covered call option if, as a result, the aggregate market value of all optioned portfolio securities or currencies and put option obligations exceeds 25% of the market value of the Portfolio's net assets.

FUTURES CONTRACTS AND RELATED OPTIONS To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), and to hedge against changes in securities prices or interest rates, the Portfolios may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Portfolios will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

     The Portfolios may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Portfolio's total assets. Otherwise, the Portfolio may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

MONEY MARKET INSTRUMENTS Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Portfolio. For temporary defensive purposes, a Sub-Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from the Portfolio's normal investment approach and invest up to 100% of the net assets of the Portfolio in these instruments.

REGISTERED INVESTMENT COMPANIES To the extent that such purchases do not conflict with a Portfolio's principal investment objective(s), the Portfolios may invest in securities of other investment companies up to any limits proscribed under the Investment Company Act of 1940, as amended. The Portfolio may invest in any type of investment company consistent with the Portfolio's investment objective and policies. The Portfolios will not acquire securities of any one investment company if, immediately thereafter, the Portfolio would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Portfolio's total assets, or securities issued by such company and securities held by the Portfolio issued by other investment companies would have an aggregate value in excess of 10% of the Portfolio's total assets. To the extent the Portfolios invest in other investment companies, the shareholders of the Portfolios would indirectly pay a portion of the operating costs of the investment companies. These restrictions do not apply to the Cumberland ETF Portfolio. Please see the prospectus for a description of the investment strategies of that Portfolio.

REAL ESTATE SECURITIES The Portfolios may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Portfolios are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

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     You should be aware that  Equity  REITs may be  affected  by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest
rates.  REITs  are  dependent  upon  management   skills,   often  have  limited
diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Company Act of 1940. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

ILLIQUID  INVESTMENTS  Each  Portfolio may invest up to 15% of its net assets in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Directors and the Advisor, each Portfolio's Sub-Advisor determines the liquidity of that Portfolio's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

MASTER-FEEDER OPTION Notwithstanding its other investment policies, each Portfolio may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Portfolio. Although such an investment may be made in the sole discretion of the Directors, the Portfolio's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

CURRENCY SWAPS
     Currency swaps involve the negotiation by the Portfolio advisor with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of, the excess, if any, of a Portfolio's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis. A Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, such Portfolio will have contractual remedies pursuant to the agreements related to the transactions.

INTEREST RATE TRANSACTIONS
     Each Portfolio that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio advisor anticipates purchasing at a later date. The Portfolio advisors do not intend to use these transactions in a speculative manner.

     Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

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     A Portfolio  advisor may enter into  interest  rate swaps,  caps and floors either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap, cap and floor is accrued daily. A Portfolio advisor will not enter into an interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is then rated in the
highest  rating   category  of  at  least  one  nationally   recognized   rating
organization. Penn Street will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations
for  which   standardized   documentation   has  not  yet  been  developed  and,
accordingly, they are less liquid than swaps.

     In addition each Portfolio may invest up to 15% of the total market value inverse floaters (also known as residual interest bonds or "RIBS") to increase the Portfolio's duration and income. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed rate security. Changes in the interest rate on the specific fixed rate security inversely affect the residual interest paid on the inverse floaters; as interest rates rise, the inverse floater's interest rates decline. Their market value also can fall faster than securities similar to the specific fixed rate security. When interest rates fall, inverse floaters provide interest payments that are higher than securities similar to the to the fixed rate security. The market value of the inverse floater can also rise faster than securities similar to the fixed rate security. Therefore, owning inverse floaters creates a greater interest rate risk. In an effort to mitigate this effect when utilizing inverse floaters, the Portfolio also purchases fixed rate bonds, which are less volatile in price

     The use of interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio advisor incorrectly forecasts market values, interest rates and other applicable factors, the investment performance of a Portfolio would be adversely affected by the use of these investment techniques. Moreover, even if the Portfolio advisor is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate transaction defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

SHORT SALES
     A short sale is effected by selling a security that a Portfolio does not own, or if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. All Portfolios may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Portfolio owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Portfolios may not make a short sale if as a result more than 10% of the Portfolio's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by a Portfolio.

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LENDING PORTFOLIO SECURITIES
     For the purpose of realizing additional income, each Portfolio may make loans of securities amounting to not more than 33% of its total assets. Securities loans would be made to broker-dealers and financial institutions pursuant to agreements requiring the loans to be secured by collateral at least equal to the current value of the securities lent and "marked-to- market" on a daily basis. Collateral will consist of cash, U.S. or foreign securities, letters of credit or cash equivalents. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call a loan at any time. The Portfolio will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made after analysis of the pertinent facts by the Advisor when, in the judgment of the Advisor, the income from such loans would justify the risk.

FOREIGN CURRENCY TRANSACTIONS
     The Portfolios may engage in forward foreign currency transactions to settle foreign securities transactions and/or manage foreign currency risk. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract is agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

     The Portfolios will generally enter into forward foreign currency exchange contracts in two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to lock in the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio will be able to protect itself against a loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when the sub-advisor believes that the currency of a particular foreign country may suffer from, or enjoy, a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of one or more foreign currencies, approximating the value of some or all of the Portfolio's portfolio securities denominated in that foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency, in the Advisor's judgment, act as an effective proxy for the Portfolio's currency exposure. The prediction of short-term currency market movement is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. The sub-advisor will consider the effect a substantial commitment of Portfolio assets to forward contracts would have on the investment program of the Portfolio and the flexibility of the Portfolio to purchase additional securities. Other than as set forth above, and immediately below, the Portfolio also will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is covered by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospects for currencies will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

    The yield of the Portfolio may be calculated by dividing the net investment income per share earned by the Portfolio during a 30 day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. The Portfolio's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

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PORTFOLIO  TURNOVER.  The Portfolios will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Portfolio's latest three fiscal years ending on October 31 of each period, portfolio turnover rates were:

PORTFOLIO                                       2003         2002       2001
---------                                       ----         ----       ----
McGlinn Balanced Portfolio................      116%         109%        62%
Baldwin Large-Cap Growth Portfolio........       38%          32%        20%
PSA Sector Rotational Portfolio...........      100%         137%       252%
Berkshire Select Equity Portfolio.........       25%         n/a%       n/a%
Cumberland Taxable Income Portfolio.......      187%         162%        29%

                      FUNDAMENTAL POLICIES - ALL PORTFOLIOS

     The "Fundamental Policies" of the Portfolios are described below and may not be changed without the approval of the lesser of: a vote of the holders of a majority of the outstanding shares of the Portfolio or, 67% of the shares represented at a meeting of shareholders of the Portfolio at which the holders of at least 50% or of the shares are represented. As a matter of fundamental policy, each Portfolio will not:

(1) borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, including redemption of its shares, and then only in amounts not exceeding 33 1/3% of its total assets, valued at market. The Portfolios also may acquire futures contracts and options thereon as set forth in (2) below;

(2) purchase or sell commodities or commodity contracts; except that the Portfolios may (i) enter into financial (including currency) futures contracts and options thereon on an initial and variation margin basis;

(3) purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry (the PSA Sector Rotational Portfolio may invest up to 25% of its assets in the securities of issuers having their principal business activities in alternating industries, as the Portfolio's sub-advisor my choose from time to time);

(4) make loans, although a Portfolio may enter into repurchase agreements and lend its portfolio securities;

(5) as to 75% of its total assets, purchase the securities of an issuer if as a result: (a) more than 5% of the value of the Portfolio's assets would be invested in the securities of that issuer or (b) it would own more than 10% of the voting securities of that issuer (this restriction does not apply to the PSA Sector Rotational & Berkshire Advisors Select Equity Portfolios);

(6) purchase or sell real estate although it may purchase securities secured by real estate or representing interests therein;

(7) issue senior securities; and

(8) underwrite securities issued by other persons, except to the extent that a Portfolio or the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1993 in connection with the purchase and sale of securities in the ordinary course of pursuing its investment program.

                       OPERATING POLICIES - ALL PORTFOLIOS

     The following operating policies have been established by the Board of Directors. A Portfolio will not:

(1) invest in companies for the purpose of exercising management or control;

(2) purchase a security if, as a result of such purchase, more than 15% of the value of the Portfolio's net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days;

(3) purchase securities of any investment company, except in compliance with the Investment Company Act of 1940 or an applicable exemption thereto; or

(4) sell securities short.

         The Company interprets the industry concentration policy to apply to 25% or more of a Portfolio's total assets.

     Operating policies are established, and may be changed, by the Board of Directors without approval of shareholders.

                         ADDITIONAL INVESTMENT POLICIES

                             FIXED INCOME SECURITIES
                           MCGLINN BALANCED PORTFOLIO

     The McGlinn Balanced Portfolio may invest in short, intermediate, or long-term fixed-income securities. The Portfolio primarily invests in intermediate-term issues with an average weighted maturity in the range of 5 to 7 years. A fixed-income security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

     Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The ability of the Portfolio to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the Portfolio invests to meet their obligations for the payment of interest and principal when due.

     Fixed-income securities in which the Portfolio may invest include, but are not limited to: U.S. Government obligations, including bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. The Portfolio may also invest in U.S. Government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority.

     The Portfolio generally invests in corporate bonds that have bond ratings in the top four investment grades. These grades are Aaa, Aa, A and Baa (in Moody's ratings) and AAA, AA, A and BBB (in S&P's ratings). The securities in the fixed-income portion of the Portfolio are expected to have an average rating of "A," which is the third highest rating by Moody's or S&P. The Portfolio will not purchase more than 20% of its fixed-income securities in an investment grade below a Baa (in Moody) or a BB (in S&P) rating. A debt security may cease to be rated, or its rating may be reduced, but the Portfolio will not be required to sell a security if its rating is reduced subsequent to the Portfolio's purchase.

     The Portfolio may invest a portion (not to exceed 20% of the fixed-income portion of the Portfolio) of its assets in bonds rated below investment grade, which are known as high-yield securities (commonly called "junk bonds"). The Portfolio's investments in high-yield securities expose it to a substantial degree of credit risk. Prices of high-yield securities can rise or fall dramatically in response to changes in the issuer's financial health. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

     Because investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default--that is, the nonpayment of issue and principal by the issue than higher-quality investments. The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations, and therefore increase their risk of default.

     For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Portfolio may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing its portfolio holdings. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.

                             FIXED INCOME SECURITIES
                       CUMBERLAND TAXABLE INCOME PORTFOLIO

     The Cumberland Taxable Income Portfolio may invest in fixed-income securities of the types described below, having intermediate and long maturities. Ratings are determined at the time of purchase and the Portfolio is not obligated to sell securities in the event of a subsequent rating reduction.

     The Portfolio may invest in debt securities issued by the U.S. Treasury, including bills, notes and bonds, U.S. Government Agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, debt securities issued by foreign governments and supranational organizations, such as the European Coal and Steel Community, the European Economic Community and the World Bank rated at least AA by S&P or a comparable rating by Moody's. In addition, the Portfolio may invest in U.S. and foreign corporate debt securities, including banks (e.g., bonds and debentures) which are rated at least Baa by Moody's or BBB by S&P or, if unrated, when the advisor determines that they are of comparable quality to similar issues of the same issuer rated at least BBB or Baa. However, the Fund will not invest more than 10% of its assets below a Baa rating. The Portfolio may also invest in debt securities issued, or guaranteed, by governments if they are rated at least Ba by Moody's or BB by S&P and the Advisor considers the risk/return to be acceptable. Debt securities rated Ba or BB may have some speculative characteristics.

                            MANAGEMENT OF THE COMPANY

     The Company is governed by a Board of Directors which is responsible for protecting the interests of shareholders. The Directors are experienced persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Company, and review performance.

     The officers and directors of the Company are listed below.

--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------
                                        TERM OF OFFICE                                      NUMBER OF         OTHER
NAME, ADDRESS &       POSITION(S)       & LENGTH OF       PRINCIPAL OCCUPATION(S) DURING    PORTFOLIOS        DIRECTORSHIPS
DATE OF BIRTH         HELD WITH THE     TIME SERVED       PAST 5 YEARS                      OVERSEEN          HELD
                      FUND
--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------

Mr. John A. Lukan(1)  Interested        Each Director     President & CEO of Quaker               Five          Director of
                      Director,         serves for an     Securities, Inc., 1288 Valley                         Citco-Quaker
1288 Valley Forge     Chairman          indefinite        Forge Road, Suite 75, Valley                         Fund Services,
Road, Suite 75,                         period of         Forge, Pa  19482, an                                     Inc.,
Valley Forge, PA                        time.  Mr.        institutional broker/dealer                           Citco-Quaker
19482                                   Lukan has been    firm, since 1999.  Managing                          Fund Advisors,
                                        a Director        Director, Citco Fund Services,                           Inc.,
(02-15-1963)                            since April,      1992 to 1999.                                         Citco-Quaker
                                        2003                                                                        Fund
                                                                                                               Distributors,
                                                                                                                Inc., Citco
                                                                                                                  (Quaker
                                                                                                              Holdings) Inc.,
                                                                                                                 and Quaker
                                                                                                              Securities, Inc.
--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------

Mr. James R.          Independent       Each Director     Principal and Senior Insurance          Five          Independent
Brinton               Director          serves for an     Broker for Robert J. McAllister                      Trustee of The
                                        indefinite        Agency, Inc., 123 West                                   Quaker
123 West Lancaster                      period of         Lancaster Avenue, Wayne PA                             Investment
Avenue, Wayne PA                        time.  Mr.        19087, a commercial insurance                            Trust.
19087                                   Brinton has       brokerage firm, since 1979.  BA
                                        been a Director   in business from Marietta
(07-03-1954)                            since May, 2002.  College; licensed as a property
                                                          and casualty broker and life,
                                                          accident and health agent.
--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------

Mr. Richard W.        Independent       Each Director     Principal with Hirtle Callaghan         Five              None
Stevens               Director          serves for an     & Co., an investment advisory
                                        indefinite        firm, since 2001.  Principal
Five Tower Bridge,                      period of         with the Vanguard Group, High
Suite 500                               time.  Mr.        Net Worth Services Group, from
300 Barr Harbor                         Stevens has       1995 to 2001.  Partner with
Drive                                   been a Director   Price Waterhouse and  had his
West Conshohocken,                      since May, 2002.  own law practice.  B.A. in
PA  19428                                                 economics from Lafayette
                                                          College, Juris Doctorate from
(09-18-1956)                                              Rutgers University School of
                                                          Law, and L.L.M. (Masters in
                                                          Taxation) from Villanova School
                                                          of Law.
--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------

Mr. C. Garrett        Independent       Each Director     Chief Operating Officer, DG             Five              None
Williams              Director          serves for an     Capital Management, Inc.,
                                        indefinite        Boston, MA, an investment
1288 Valley Forge                       period of         advisory firm, since 2001.
Road, Suite 88                          time.  Mr.        Senior Vice President- Client
Valley Forge ,PA                        Williams has      Services, Fidelity management
19482                                   been a Director   Trust Company, Boston, MA, from
                                        since May, 2002.  1997 to 2001.  Over 25 years
(12-12-1954)                                              investment industry
                                                          experience.  BA degree in
                                                          economics from Gettysburg
                                                          College, Gettysburg, PA.
--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------


Mr. Edmund B. Pyle,   Independent       Each Director     Partner in the law firm of Pyle         Five              None
III, Esq.             Director          serves for an     and Mocha since January, 1989.
                                        indefinite        Temple University School of
340 Jug Hollow                          period of         Law, Juris Doctorate, 1986.
Road, Phoenixville,                     time.  Mr. Pyle   Rensselar Polytechnic
PA  19460                               has been a        Institute, completed PhD
                                        Director since    coursework, 1969. University of
(03-18-1940)                            May, 2002.        Arizona, MS in mechanical
                                                          engineering, 1964. Worcester
                                                          Polytechnic Institute, BS, 1962.
--------------------- ----------------- ----------------- --------------------------------- ----------------- -----------------

(1) Mr. John A. Lukan is considered an "interested person" because he is a director and executive officer of Citco-Quaker Fund Services, Inc., the administrator to the Fund. Because Citco-Quaker Fund Advisors, Inc., the investment adviser to each Portfolio of the Fund, is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., Mr. Lukan is also an affiliated person of Citco-Quaker Fund Advisors, Inc. Lastly, because Citco-Quaker Fund Distributors, Inc., Principal Underwriter to the Fund, is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., Mr. Lukan is also an affiliated person of Citco-Quaker Fund Distributors, Inc.

(2)  Effective December 18, 2003, Lee Fishman resigned as a Director.

The Board met four times during the Fund's most recently completed fiscal year. Each then current Director attended 75% or more of the respective meetings of the Board and the committees of which he/she was a member that were held during that period.

The Fund pays Directors who are not interested persons of the Fund fees for each Board meeting and committee meeting attended, plus expense reimbursement. As reflected above, certain of the Directors are officers and/or shareholders in various entities that provide services to the Fund and are therefore considered to be "interested persons" as defined in the 1940 Act. Directors who are "interested persons" as defined under the 1940 Act receive no compensation from the Fund for their services as Directors.

The table below shows, for each Director entitled to receive compensation from the Fund, the aggregate compensation paid or accrued by the Fund for its fiscal year ending October 31, 2003 and the total compensation that the Fund paid to each Director from November 1, 2002 to October 31, 2003.

---------------------------- ---------------------- ------------------------- --------------------- --------------------
                                                    PENSION OR RETIREMENT
                             AGGREGATE              BENEFITS ACCRUED AS       ESTIMATED ANNUAL      TOTAL COMPENSATION
                             COMPENSATION FROM      PART OF COMPANY'S         BENEFITS UPON         PAID TO DIRECTOR
NAME OF DIRECTOR             COMPANY                EXPENSES                  RETIREMENT
---------------------------- ---------------------- ------------------------- --------------------- --------------------
Mr. James R. Brinton                     $1,350.00                     $0.00                 $0.00            $1,350.00
---------------------------- ---------------------- ------------------------- --------------------- --------------------
Richard W. Stevens                       $1,000.00                     $0.00                 $0.00            $1,000.00
---------------------------- ---------------------- ------------------------- --------------------- --------------------
C. Garrett Williams                        $600.00                     $0.00                 $0.00              $600.00
---------------------------- ---------------------- ------------------------- --------------------- --------------------
Edmund B. Pyle, III                      $1,350.00                     $0.00                 $0.00            $1,350.00
---------------------------- ---------------------- ------------------------- --------------------- --------------------

The Fund currently does not pay pension or retirement benefits to its directors, nor does the Fund have standing audit, nominating or compensation committees.

OFFICERS. Information about the executive officers of the Fund, with their respective dates of birth and terms as officers, is set forth below.

--------------------- ----------------- ------------------- ------------------------------------ ------------- ----------------
                      POSITION(S)       TERM OF OFFICE &                                         NUMBER OF     OTHER
NAME, ADDRESS &       HELD WITH THE     LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING       PORTFOLIOS    DIRECTORSHIPS
DATE OF BIRTH         FUND              SERVED              PAST 5 YEARS                         OVERSEEN      HELD
--------------------- ----------------- ------------------- ------------------------------------ ------------- ----------------
Mr. G. Michael        President,        Mr. Mara has        Managing Director and President,         Five        Independent
Mara                  Treasurer         served as the       Millennium Capital Advisors, Inc.,                 Trustee of The
                                        Fund's President    30 Valley Stream Parkway, Malvern,                     Quaker
30 Valley Stream                        since its           PA  19355, an asset management                       Investment
Parkway, Malvern,                       inception in 2000.  firm, since 2000.  Previously                          Trust.
PA  19355                                                   principal, Vanguard Fiduciary
                                                            Trust Company, The Vanguard Group,
(05-05-1955)                                                Valley Forge, PA, from 1997 to
                                                            1999.  District Manager and Senior
                                                            Vice President, Merrill Lynch
                                                            Trust Company, 1995 to 1997.
                                                            Served in various increasingly
                                                            responsible roles within Merrill
                                                            Lynch from 1986 to 1997.  U.S.
                                                            Army Intelligence and Security
                                                            Command in Augsburg, Germany from
                                                            1976-1980.  MBA in management from
                                                            The American University,
                                                            Washington, DC; BA in Business
                                                            Communications from Emerson
                                                            College, Boston, MA
--------------------- ----------------- ------------------- ------------------------------------ ------------- ----------------

Mr. Paul Giorgio      Treasurer and     Mr. Giorgio has     Chief Financial Officer,                 Five           None
                      Chief             served as           Citco-Quaker Fund Services, Inc.,
1288 Valley Forge     Accounting        Treasurer to the    since May, 2001.  Chief Financial
Road, Suite 88,       Officer           Fund since May,     Officer, Quaker Securities, Inc.,
Valley Forge, PA                        2002                from 2000 to 2001.  Chief
19482                                                       Financial Officer, Declaration
                                                            Service Company, from 1997 to 2001
(09-26-72)
--------------------- ----------------- ------------------- ------------------------------------ ------------- ----------------
Philip T. Masterson   Secretary         Mr. Masterson has   General Counsel, Citco Mutual Fund
                                        served as           Services, Inc., since October            Five           None
                                        Secretary since     2003.  Vice President and
                                        December 10, 2003.  Associate Counsel,
                                                            OppenheimerFunds, Inc., from July
                                                            1997 to September 2003.
--------------------- ----------------- ------------------- ------------------------------------ ------------- ----------------

The officers of the Company are elected by the Board of the Company at an annual or other meeting of the Board to serve until their successors are elected and qualified. Officer of the Company serve without compensation.

                                  SHAREHOLDINGS

As of December 31, 2003, no Director owned in excess of 5% of the total outstanding shares of any Fund except as shown below.

----------------------------------- ---------------------------------- -----------------------------------
                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                       SECURITIES OVERSEEN OR TO BE
                                                                       OVERSEEN WITHIN THE SAME FAMILY OF
                                    DOLLAR RANGE OF EQUITY             INVESTMENT COMPANIES AS THE FUND
NAME OF DIRECTOR/NOMINEE            SECURITIES IN THE FUND
----------------------------------- ---------------------------------- -----------------------------------
Mr. John A. Luken                                 None                                 None
Mr. James R. Brinton                              None                                 None
Mr. Vincent P. Small                              None                                 None
Mr. Richard W. Stevens                            None                                 None
Mr. C. Garrett Williams                           None                                 None
Mr. Edmund Pyle                                   None                                 None
----------------------------------- ---------------------------------- -----------------------------------

As of December 31, 2003, the Directors, as a group, owned beneficially less five percent of any Portfolio.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The Board of Directors has formed an Audit Committee to oversee the financial reporting of the Company, nominate independent auditors to conduct audits of the Fund's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are James R. Brinton, Edmund Pyle and Richard W. Stevens. Mr. Stevens is considered a "financial expert", as that term is defined under federal laws. The Audit Committee met twice during the Fund's fiscal year ended October 31, 2003.

For the Fund's fiscal year ended October31, 2003 and for its fiscal year ending October 31, 2004, the Audit Committee of the Company's Board of Directors has selected Briggs, Bunting & Dougherty to serve as the Fund's principal independent accountant.

The following table sets forth the fees paid to Briggs Bunting for the Fund's most recent fiscal year ended October 31, 2003.

--------------------------------------------------------------------------------
                FINANCIAL INFORMATION SYSTEMS
 AUDIT FEES       DESIGN AND IMPLEMENTATION        ALL OTHER FEES (TAX SERVICES)
--------------------------------------------------------------------------------
 $15,500.00                 $0.00                            $2,500.00
--------------------------------------------------------------------------------

At a meeting held on December 10, 2003, the Board of Directors of the Fund considered the independence of Briggs Bunting, received a letter from Brigss Bunting attesting to its independence, and, after full deliberation, reached the conclusion that fees paid to Briggs Bunting were solely for services rendered to the Fund in its capacity as an independent auditor.

                                 CODE OF ETHICS

     The Penn Street Fund and each of the Portfolio's investment advisors and sub-advisors have adopted a Code of Ethics (the "Code") as required by Rule 17J-1 of the Investment Company Act of 1940. The Code requires that no partner, officer or employee ("Covered Person") shall purchase or sell, directly or indirectly, any security, or right, warrant or option for such security, in which he or she has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership and (i) which to his or her actual knowledge is then being considered for purchase or sale, or is being purchased or sold (including a security subject to a pending buy or sell order) by a Portfolio for a Client Account or (ii) which is listed on the then current Schedule of Securities. This prohibition shall apply to Covered Persons who are portfolio managers and securities analysts for seven calendar days before and after a Client Account he or she manages or serves trades in such security.

                         INVESTMENT MANAGEMENT SERVICES

     Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Portfolios.

GENERAL ADVISOR DUTIES
     The Investment Advisor and the Sub-Advisors supervise and implement the investment activities of the Portfolios, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Sub-Advisor under its Advisory Agreement is the selection of brokers and dealers through whom transactions in the Portfolios' portfolio investments will be effected.

     The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor shall not be liable for any loss suffered by the Portfolio or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

     The Advisory Agreement and each Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Portfolios or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Company.

     The Advisory Agreement and each Sub-advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     For the fiscal year ended October 31, 2003, 2002, and 2001 the Portfolios paid the following investment advisory fees:

PORTFOLIO                            2003*              2002             2001
---------                            -----              ----             ----
McGlinn                             $2,837            $ 8,637          $ 8,248
Baldwin                             $3,771            $ 8,196          $ 2,739
PSA Sector                          $11,082           $26,331          $15,383
Berkshire Advisors                  $1,680               N/A              N/A
Cumberland Taxable Income           $7,409            $22,079          $ 5,373

Gross advisory fees before expense waiver: McGlinn - $11,225; Baldwin - $13,744; PSA Sector - $33,512; Berkshire Advisors - $3,938; and Cumberland Taxable Income
- $30,128.

BOARD CONSIDERATIONS IN SELECTING THE INVESTMENT ADVISOR AND SUB-ADVISORS
-------------------------------------------------------------------------

     CITCO-QUAKER FUND ADVISORS, INC. ("CQFA") - CQFA serves as investment advisor to each Portfolio under a "manager of managers" arrangement. The Board of Directors originally approved such arrangement in 2001, and the shareholders of each then existing Portfolio ratified the arrangement at a meeting held for such purpose of May 23, 2002. Whenever a new Portfolio is added to the Penn Street Fund family, the Board re-considers the engagement of CQFA to serve as manager of managers.

     In approving the investment advisory agreement between the Portfolios and CQFA, the Board considered a number of factors which it considered material to the Agreement. Among those factors was the fact that CQFA currently served as investment adviser to each of the Company's existing Portfolios under a "manager of managers" arrangement, and that CQFA would provide the same supervision, regulatory compliance services, portfolio oversight services, and reporting functions as it currently provided to each existing Portfolio. The Board examined the fees to be paid to CQFA and determined that, although higher than current fee structure, the fees to be paid were fair and reasonable in light of the duties and responsibilities to be assumed by CQFA, including the assumption of the fees payable to the remaining sub-advisers and the assumption of CQFA's reporting and supervisory duties. The Board noted that CQFA's exclusive function was to serve as investment adviser to the Fund's Portfolios, so other than the fees received for such services, there were no other fall-out benefits or ancillary benefits that would accrue to other CQFA clients. Because CQFA served as a manager of managers, there was no concern about soft dollar arrangements or interested party transactions between the Portfolio and CQFA. Because CQFA is an affiliate of the Fund's transfer agent, CMFS, the Board was assured of the financial capabilities of CQFA and that CQFA would have adequate access to the books, records and transactions of the Fund to properly perform its duties.

     With respect to the Sector Rotational Portfolio, the Board found that CQFA would assume the day to day management of the Portfolio as well as assume its oversight duties and would actively seek a new sub-adviser for the Portfolio. The Board noted with approval that each sub-adviser would be paid the same fees as before out of the fees paid to CQFA, that CQFA would be assuming a managerial role in the overall investment structure of the Fund, and was convinced that the fees to be paid to CQFA, net of the fees paid to the sub-advisers, was justified given the nature and scope of the services to be provided. The Board also noted with approval that CQFA was a related entity to CQFS, the Fund's transfer agent.

     Lastly, the Board concluded that the staff and senior management of CQFA were experienced industry professionals that would perform their functions in a capable manner. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

     BERKSHIRE ADVISORS, INC.- In approving the sub-advisory agreement between the Berkshire Advisors Select Equity Portfolio, CQFA and Berkshire Advisors, Inc., the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of Berkshire and its fit into the Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to Berkshire by CQFA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that Berkshire was a subsidiary of another investment advisory firm with a long history of operations and investment management, and the firm was profitably engaged. Along with that, the Board noted that Berkshire possessed the facilities necessary to support the new Portfolio during its growth phase. The Board noted with approval that Berkshire was not involved in any soft dollar arrangements and had no present plans to become so involved. Lastly, the Board concluded that the staff and senior management of Berkshire were experienced industry professionals that would perform their functions in a capable manner. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

     VALLEY FORGE CAPITAL ADVISORS, INC. ("VFCA")- In approving the sub-advisory agreement between the PSA Sector Rotational Portfolio, CQFA and VFCA, the Board considered a number of factors which it considered material to the Agreement. The Board noted with approval that CQFA was recommending VFCA be retained as a sub-adviser. The Board, in its deliberations, noted that Mr. Mara, President of VFCA, had been a long standing portfolio manager for the Portfolio, had performed well, and wished to continue to provide services to the Portfolio as the formal sub-adviser. The Board noted with further approval that the recommendations made to CQFA by Mr. Mara had resulted in continued above-average performance of the Portfolio, as compared to its benchmark and its peer group. The Board was cognizant of the advantages of maintaining a continuity of investment expertise for the Portfolio. The Board also noted with approval that the overall fees of the Portfolio would not increase as result of its engagement of VFCA, since CQFA hade pledged to contractually reduce its fee in the event that VFCA was approved by shareholders. Finally, the Board reviewed the finances of VFCA, its management structure and Board composition, and determined that VFCA was likely to have the resources to enable it to effectively serve as sub-adviser to the Portfolio. For those reasons, the Board decided to approve VFCA's engagement as sub-adviser to the Fund and to recommend VFCA to the shareholders for approval.

     CUMBERLAND ADVISORS, INC. ("CUMBERLAND")- In approving the sub-advisory agreement between the Company, CQFA and Cumberland for the Cumberland Taxable Income Portfolio, the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of Cumberland and its fit into each Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to Cumberland by CQFA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that Cumberland had a long history of operations and investment management, and the firm was profitably engaged. Along with that, the Board noted that Cumberland possessed the facilities necessary to support the new Portfolios during their growth phases. The Board further noted that Cumberland currently served as sub-advisor to another Penn Street Portfolio, and had accomplished noteworthy results in its management of that Portfolio. The Board noted with approval that Cumberland was not involved in any soft dollar arrangements and had no present plans to become so involved. Lastly, the Board concluded that the staff and senior management of Cumberland were experienced industry professionals that would perform their functions in a capable manner. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

     McGlinn Capital Management ("McGlinn"). In approving the sub-advisory agreement between the Company, CQFA and McGlinn for the McGlinn Balanced Portfolio, the Board analyzed the proposed manager of managers arrangement and decided that the benefits of such an arrangement outweighed the increase in fees. The Board then noted with approval that CQFA was recommending that McGlinn be retained as a sub-adviser. The Board, in its deliberations, noted that McGlinn had been a long standing manager for the Portfolio, had performed well, was willing to continue to provide services to the Portfolio, and would paid the same fees as before the change in management structure. The Board was cognizant of the advantages of maintaining a continuity of investment expertise for the Portfolio, and also desired to assure that the change would cause a minimum of disruption to the normal operation of the Portfolio.

     Baldwin Investment Management ("Baldwin"). In approving the sub-advisory agreement between the Company, CQFA and Baldwin for the Baldwin Large Cap Growth Portfolio, the Board analyzed the proposed manager of managers arrangement and decided that the benefits of such an arrangement outweighed the increase in fees. The Board then noted with approval that CQFA was recommending that Baldwin be retained as a sub-adviser. The Board, in its deliberations, noted that Baldwin had been a long standing manager for the Portfolio, had performed well, was willing to continue to provide services to the Portfolio, and would paid the same fees as before the change in management structure. The Board was cognizant of the advantages of maintaining a continuity of investment expertise for the Portfolio, and also desired to assure that the change would cause a minimum of disruption to the normal operation of the Portfolio.

                            SALE OF PORTFOLIO SHARES

     The Company makes a continuous offering of its shares, but retains the right to reject any offer to purchase its shares.

     The net asset value and public offering price per share of each Portfolio is calculated as of the close of trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the Company does not accept purchase or redemption orders on these days.

      Trading in securities owned by the Portfolios may take place in various foreign markets on days (such as Saturday) when the Company is not open for business and does not calculate the net asset value of the Portfolios. Events affecting the values of foreign portfolio securities that occur after the markets for these securities are closed but before the time the Portfolios' net asset values are calculated will not be reflected in the Portfolios' net asset values unless the Advisor, in accordance with policies adopted by the Board of Directors, determines that the particular event should be taken into account in computing the Portfolio's net asset value, in which case the affected securities would be valued in good faith, at fair value.

     Determination of net asset value (and the public offering and redemption price of shares) of the Portfolios may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted (c) an emergency exists as a result of which disposal of securities owned by a Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) when the SEC may, by order, permit for the protection of a Portfolio's shareholders.

                                  DISTRIBUTION

     The Board of Directors of the Fund and stockholders of each Portfolio have approved a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") for each share class which provides for payment by each Portfolio of expenses related to the distribution of Portfolio shares and shareholder services. Under the Class A (formerly No-Load) Plan, each Portfolio compensates the Principal Underwriter at a rate equal to an annual maximum of 0.25% of the net asset value of the Class A shares of each Portfolio. Under the Class C Plan, each Portfolio compensates the Principal Underwriter at a rate equal to an annual maximum of 1.00% (0.75% of which is considered a distribution fee) of the net asset value of the Class C shares of each Portfolio. The Plans does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

     The Plans have an initial term of one year and may be continued with respect to any Portfolio and applicable share class thereof for successive one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and Disinterested Directors of the Company, at a meeting called for the purpose of voting on the Plans. The Plans may be terminated with respect to any Portfolio at any time, without penalty, by a vote of a majority of the Company's disinterested directors, or by vote of a majority of the outstanding voting securities of the affected Portfolio and/or share class. The Plans terminate automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the Investment Company Act of 1940. Also while the Plans remain in effect the nomination of the Disinterested Directors of the Company is committed to the discretion of such Directors.

     The Board of Directors believes there is a reasonable likelihood that the Plans will benefit the Portfolios and their shareholders by promoting the sale of shares and encouraging the retention of shares by holders. The benefits that would accrue to the Portfolios by an increase in the level of sales of shares are an enhanced ability to expand investment opportunities with increased cash and certain costs of operation would be decreased in proportion to the size of the Portfolio.

     For the fiscal years ended October 31, 2003, 2002 and 2001, the Portfolios incurred the following 12b-1 fees for its No-Load (now Class A) shares. Class C shares were not offered prior to February 27, 2004.

     PORTFOLIO                      2003             2002              2001
     ----------------------------------------------------------------------
     McGlinn                        $2,806           $2,723            $1,682
     Baldwin                        $3,436           $2,650            $  688
     PSA Sector                     $8,378           $8,454            $3,277
     Berkshire                      $984             NA                NA
     Cumberland   Taxable           $7,538           $8,039            $1,929

                                   TAX STATUS

     Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

     Provided each of the Portfolios qualifies for treatment as a regulated investment company, they will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of any Portfolio's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year, plus 98% of its capital gain net income recognized during the one-year period ending on October 31, plus undistributed amounts from prior years. The Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, a portion of the gains or losses realized on disposition of debt securities denominated in a foreign currency may also be treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Portfolio's capital gains or losses.

      When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Portfolio's assets and liabilities as an asset and as an equivalent liability.

      In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Portfolio for the purchase of a put option is recorded in the Portfolio's statement of assets and liabilities as an investment and is subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized loss. The current market value of a listed option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a capital loss for federal income tax purposes equal to the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out an option on an index future will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. Certain options, futures contracts and options on futures contracts utilized by the Portfolios will be "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     Dividends eligible for designation under the dividends received deduction and paid by a Portfolio will qualify in part for the 70% dividends received deduction for corporations provided, that the Portfolio shares have been held for at least 45 days.

     The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains and the portion of its dividends which may qualify for the 70% deduction.

     It is expected that certain dividends and interest received by the Portfolios will be subject to foreign withholding taxes. If more than 50% in value of the total assets of a Portfolio at the close of any taxable year consists of stocks or securities of foreign corporations, such fund may elect to treat any foreign taxes paid by it as if paid by its shareowners. The Portfolios will notify shareowners in writing each year whether they have made the election and the amount of foreign taxes it has elected to have treated as paid by the shareowners. If they make the election, its shareowners will be required to include in gross income their proportionate share of the amount of foreign taxes paid by the Portfolios and will be entitled to claim either a credit or deduction for their share of the taxes in computing their U.S. federal income tax subject to certain limitations. No deduction for foreign taxes may be claimed by shareowners who do not itemize deductions.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareowner's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of each Portfolio's income flows through to its shareowners. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of foreign tax credit) such as foreign source passive income received from the respective Portfolio. Because of changes made by the Code, shareowners may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolios.

     Shareholders may be subject to a 31% withholding tax on the dividends, distributions and redemption payments ("back-up withholding") if their certified taxpayer identification number is not on file with the Fund or if, to the Fund's knowledge, the shareholder has furnished an incorrect number.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time and retroactively.

     Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes as well as the application of the foreign tax credit.

      The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PORTFOLIO TRANSACTIONS

     Decisions to buy and sell securities for the Portfolios are made by the Advisor or Sub-Advisors. In placing purchase and sale orders for portfolio securities for the Portfolios, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. A Portfolio may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Portfolio's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

     The Advisor or Sub-Advisors may purchase or sell portfolio securities on behalf of the Portfolio in agency or principal transactions. In agency transactions, the Portfolio generally pays brokerage commissions. In principal transactions, the Portfolio generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor or Sub-Advisors normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor or Sub-Advisors may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

     The Advisor or Sub-Advisors may combine transaction orders placed on behalf of the Portfolio with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

TRADING BY THE PORTFOLIO MANAGERS
     Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Portfolios, the Advisor, the Sub-Advisors and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Portfolio's Advisors. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Advisors or Sub-Advisors in securities held or to be acquired by the Portfolio, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

     The Advisor or Sub-Advisors may execute trades for a Portfolio with broker/dealers that are affiliated with the Portfolio and/or officers and directors of the Company. These affiliated broker/dealers would receive commissions from such trades and such commissions may be used as part of a compensation package to its employees who may also be affiliated with the Fund. The Company has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

                                    CUSTODIAN

     Millennium Bank (the "Custodian"), 30 Valley Stream Parkway, Malvern, PA 19482, serves as custodian for the Portfolios' assets. The Custodian acts as the depository for the Portfolios, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Portfolios' request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Portfolios an annual fee based on the average net assets of the Portfolio held by the Custodian.

     For the fiscal years ended October 31, 2003, 2002 and 2001, the custodian received fees as follows

     PORTFOLIO                      2003             2002              2001
     ----------------------------------------------------------------------
     McGlinn                        $4,164           $4,482            $3,631
     Baldwin                        $3,304           $3,886            $2,014
     PSA Sector                     $5,019           $7,774            $9,194
     Berkshire                      $1,536           NA                NA
     Cumberland Taxable             $3,918           $3,586            $2,594

                                 TRANSFER AGENT

     Citco Mutual Fund Services, Inc. ("CMFS), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, serves as the Portfolio's transfer, dividend paying, and shareholder servicing agent. CMFS, subject to the authority of the Board of Directors, provides transfer agency services pursuant to a written agreement with the Company. CMFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Company, the Portfolios pay CMFS an annual fee, paid monthly, based on the aggregate average net assets of the portfolios, as determined by valuations made as of the close of each business day of the month. Each Portfolio is charged its pro rata share of such expenses. Prior to September 30, 2001, East Coast Consultants served as transfer agent to the Company.

                                 ADMINISTRATION

     CMFS also acts as administrator to the Company pursuant to a written agreement with the Company. CMFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CMFS is responsible for:

     (a)  calculating the Fund's net asset value;

     (b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;

     (c) preparing financial statements contained in reports to stockholders of the Fund;

     (d)  preparing the Fund's federal and state tax returns;

     (e) preparing reports and filings with the Securities and Exchange Commission;

     (f) preparing filings with state Blue Sky authorities; and (g) maintaining the Fund's financial accounts and records.

     For its services to the Company, the Portfolios pay CMFS an annual fee, paid monthly, based on the aggregate average net assets of the Portfolios, as determined by valuations made as of the close of each business day of the month. Each Portfolio is charged its pro rata share of such expenses. Prior to September 30, 2001, East Coast Consultants served as Administrator to the Company.

     For the fiscal year ended October 31, 2003, 2002 and 2001, the Portfolios paid transfer agent/administrative fees as follows:

     PORTFOLIO                      2003             2002              2001
     ----------------------------------------------------------------------
     McGlinn                        $4,490           $ 5,121           $ 8,247
     Baldwin                        $5,499           $ 4,911           $ 2,973
     PSA Sector                     $13,406          $15,739           $15,483
     Berkshire                      $1,556           NA                NA
     Cumberland Taxable             $12,060          $15,149           $ 8,831

                                   DISTRIBUTOR

     Citco Mutual Fund Distributors, Inc. ("CMFD") 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, acts as the principal underwriter of each Portfolio's shares pursuant to a written agreement with the Company ("Distribution Agreement").

     The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

     Prior to September 30, 2001, East Coast Consultants, served as principal underwriter to the Company.

     Pursuant to the Distribution Agreement, CMFD facilitates the registration of each Portfolio's shares under state securities laws and assists in the sale of shares.

                             INDEPENDENT ACCOUNTANTS
                             -----------------------

     The firm of Briggs, Bunting & Dougherty, serves as independent accountants for the Portfolios, and will audit the annual financial statements of the Portfolios, prepare the Portfolios' federal and state tax returns, and consult with the Portfolios on matters of accounting and federal and state income taxation.

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

     The Board of Directors of the Company has approved proxy voting procedures for the Company. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Portfolios' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to Penn Street Funds, Inc., c/o Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, or by calling 1-866-207-5175. Your requested document(s) will be sent to you within three days of your request. A copy of the Company's Proxy Voting Procedures is also attached to this SAI as Appendix 1.

                                   APPENDIX 1


                       PROXY VOTING POLICY AND PROCEDURES
                       ----------------------------------


     The Board of Directors of Penn Street Fund (the "Company") has adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Company's investment portfolios ("Funds").

1. PROXY VOTING POLICY

A. The policy of the of the Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Citco-Quaker Fund Advisors (the "Adviser") as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by any of the Funds to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a "Sub-Adviser"). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

2. FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of any Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

3. PROXY VOTING PROCEDURES

A. At least annually, the Adviser (if it has retained the authority to vote proxies on behalf of any Fund) and each Sub-Adviser with authority to vote proxies on behalf of any Fund shall present to the Board its policies, procedures and other guidelines for voting proxies. In addition, the Adviser and each such Sub-Adviser shall notify the Board promptly of material changes to any of these documents.

B. At least annually, the Adviser (if it has retained the authority to vote proxies on behalf of any Fund) and each Sub-Adviser with authority to vote proxies on behalf of any Fund shall provide to the Board a record of each proxy voted with respect to portfolio securities of such Fund during the year. With respect to those proxies that the Adviser or a Sub-Adviser has identified as involving a conflict of interest, the Adviser or Sub-Adviser shall submit a separate report to the Board, at its next regular meeting, indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a "conflict of interest" shall be deemed to occur when the Adviser or Sub-Adviser or an affiliated person of the Adviser or Sub-Adviser has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, other than the obligation the Adviser or Sub-Adviser incurs as investment adviser to the Fund, which may compromise the Adviser's or Sub-Adviser's independence of judgment and action in voting the proxy.

4. REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds may be revoked by the Board, in whole or in part, at any time.

5. ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.1

6. PROXY VOTING DISCLOSURES

A.   The Company shall include in its Form N-1A registration statement:

     1. A description of this policy and of the policies and procedures used by the Adviser (if it has retained the authority to vote proxies on behalf of any Fund), and by a Sub-Adviser with authority to vote proxies on behalf of any Fund, to determine how to vote proxies relating to portfolio securities2; and

     2. A statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number (or through a specified Internet address or both) and on the SEC website.3

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

     1. A statement that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Company's toll-free telephone number or through a specified Internet address, and on the SEC website.4

     2. A statement that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number (or through a specified Internet address or both) and on the SEC website.5


---------------
1 The first annual report shall be for the year ended June 30, 2004.

2 This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.

3 This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

4 This disclosure shall be included in the report next filed on behalf of the Funds after July 1, 2003.

5 This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(A)  ARTICLES OF INCORPORATION -

     (1) Original Articles of Incorporation previously filed on Form N-1A on July 28, 1995 and incorporated herein by reference.

     (2)  Articles of Amendment &  Restatement,  dated July 8, 2003,  previously
          filed  as  an  exhibit  to   Post-Effective   Amendment   No.  11  and
          incorporated herein by reference

     (3) Articles of Amendment, dated November 19, 2003, previously filed as an exhibit to Post-Effective Amendment No. 11 and incorporated herein by reference

     (4) Articles Supplementary, dated November 19, 2003, previously filed as an exhibit to Post-Effective Amendment No. 11 and incorporated herein by reference

(B)  BY-LAWS -

     (1) Previously filed on Form N-1A on July 28, 1995 and incorporated herein by reference

(C)  NOT APPLICABLE

(D)  INVESTMENT ADVISORY AGREEMENTS-

     (1)  Form  of  Investment   Advisory   Agreement  between   Registrant  and
          Citco-Quaker Fund Advisors, Inc.- Filed herein as Exhibit 23D(1)

     (2) Form of Sub-Advisory Agreement with McGlinn Capital Management, Inc.- Previously filed as an Exhibit to Definitive Proxy, dated May 23, 2002, and incorporated herein by reference.

     (3) Form of Sub-Advisory Agreement with Baldwin Investment Management, LLC.- Previously filed as an Exhibit to Definitive Proxy, dated May 23, 2002, and incorporated herein by reference.

     (4) Form of Sub-Advisory Agreement with Valley Forge Capital Advisors, Inc.- Previously filed as an Exhibit to Definitive Proxy, dated July 8, 2003, and incorporated herein by reference

     (5) Form of Sub-Advisory Agreement with Berkshire Advisors, Inc.- Previously filed as an Exhibit to Post-Effective Amendment # 9 to Registration Statement on Form N-1A, dated December 23, 2002 , and incorporated herein by reference.

     (6)  Form of  Sub-Advisory  Agreement  with 1777 Capital,  LLC-  previously
          filed  as  an  exhibit  to   Post-Effective   Amendment   No.  11  and
          incorporated herein by reference

     (7) Form of Sub-Advisory Agreement with Cumberland Advisors, Inc. - previously filed as an exhibit to Post-Effective Amendment No. 11 and incorporated herein by reference

(E) DISTRIBUTION AGREEMENTS- Form of Distribution Agreement between Registrant and Citco-Quaker Fund Distributors, Inc.- Incorporated by reference, previously filed with Post-effective amendment # 9 to Registration Statement of Form N-1A on 10/17/00

(F)  NOT APPLICABLE

(G) CUSTODIAN AGREEMENT - Incorporated by reference; previously filed with Post-effective amendment # 4 to Registration Statement on Form N-1A on 2/28/97

(H) OTHER MATERIAL CONTRACTS - Form of Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. - Incorporated by
     reference, previously filed with Post-effective amendment # 9 to Registration Statement of Form N-1A on 10/17/02

(I) OPINION AND CONSENT OF COUNSEL - Filed herewith (j) Independent Auditor's Consent - Filed herewith (k) Not applicable (l) Not applicable

(m)  RULE 12B-1 PLANS:

     (1) Plan of Distribution for Class A shares (previously No-Load Shares) - previously filed as an exhibit to Post-Effective Amendment No. 11 and incorporated herein by reference

     (2) Plan of Distribution for Class C shares - previously filed as an exhibit to Post-Effective Amendment No. 11 and incorporated herein by reference

(N)  FINANCIAL DATA SCHEDULE - Not Applicable

(O) RULE 18F-3 PLAN - previously filed as an exhibit to Post-Effective Amendment No. 11 and incorporated herein by reference

(P)  CODE OF ETHICS-

     (1) Code of Ethics for Registrant as amended and restated as of January 30, 2004 filed herewith

     (2) Code of Ethics for Citco-Quaker Fund Advisors, Inc.-- as amended and restated as of January 30, 2004 - previously filed as an exhibit to Post-Effective Amendment No. 13 and incorporated herein by reference

     (3) Code of Ethics for Citco Mutual Fund Distributors, Inc. -- as amended and restated as of January 30, 2004 - previously filed as an exhibit to Post-Effective Amendment No. 13 and incorporated herein by reference

- Powers of Attorney for all Directors and President of the Company - previously filed as an exhibit to Post-Effective Amendment No. 13 and incorporated herein by reference

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
----------------------------------------------------------------------

     None.

ITEM 25. INDEMNIFICATION
------------------------

     Section  1  of  Article  XI  of  the  Registrant's   By-Laws  provides  for
indemnification, as set forth below.

     With  respect to the  indemnification  of the  Officers  and  Directors  of
Registrant:

     (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

     (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
------------------------------------------------------------------

     See the Statement of Additional Information section entitled "Management of the Fund" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients

ITEM 27. PRINCIPAL UNDERWRITERS.
--------------------------------

     (a) Citco-Quaker Fund Distributors, Inc. ("CMFD") is underwriter and distributor for Registrant's shares. As such, CMFD is obligated to offer shares of the Portfolios only upon orders received therefor. The Portfolios continuously offer shares. CMFD serves as underwriter or distributor for other investment companies. Prior to September 30, 2001, East Coast Consultants served as underwriter and distributor for Registrant. For Registrant's fiscal year ending October 31. 2001, East Coat Consultants received $0.00 in aggregate underwriting fees.

     (b) No control person of CMFD other than as set forth in the Statement of Additional information under the Section entitled "Management of the Fund".

     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
------------------------------------------

     All account books and records not normally held by Millennium Bank, 30 Great Valley Parkway, Malvern, PA 19482, the Custodian to the Registrant, are held by the Registrant, in the offices of Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant Citco-Quaker Fund Advisors, Inc., Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355.

ITEM 29. MANAGEMENT SERVICES.
-----------------------------

     The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Citco Mutual Fund Services, Inc. are discussed in Part B hereof.

ITEM 30. UNDERTAKINGS.
----------------------

     The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, Commonwealth of Pennsylvania on the 26th day of February, 2004.

                  THE PENN STREET FUND, INC.
                  BY: /S/ G. Michael Mara*
                      -----------------------------
                  President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/S/ John A. Lukan*                                        February 26, 2004
---------------------------------
John A. Lukan, Director And Chairman

/S/ Edmund Pyle, Esq.*                                    February 26, 2004
---------------------------------
Edmund Pyle, Esq., Director

/S/ James R. Brinton*                                     February 26, 2004
---------------------------------
James R. Brinton, Director

/S/ Richard Stevens*                                      February 26, 2004
---------------------------------
Richard Stevens, Director

/S/ C. Garrett Williams*                                  February 26, 2004
---------------------------------
C. Garrett Williams, Director

/S/ Paul Giorgio*                                         February 26, 2004
---------------------------------
Paul Giorgio, Treasurer & Chief Accounting Officer

*  By:   /S/  Philip T. Masterson
         ---------------------------------
         PHILIP T. MASTERSON
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit 23(i) OPINION AND CONSENT OF COUNSEL

Exhibit 23(j) Independent Auditor's Consent